                                        Registration No. 333-20637 and 811-8035

          As filed with the Securities and Exchange Commission on July 28, 2000

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

      Pre-Effective Amendment No.

      Post-Effective Amendment No.   4                                [X]
                                  ----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

      Amendment No.    7                                              [X]
                   -----

                           AFBA FIVE STAR FUND, INC.
                           -------------------------
              (Exact Name of Registrant as Specified in Charter)

          BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108-3306
          -----------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                (816) 751-5900
                                --------------
             (Registrant's Telephone Number, Including Area Code)

   Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
   -------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

           immediately upon filing pursuant to paragraph (b) of Rule 485

       [X] on July 28, 2000 pursuant to paragraph (b) of Rule 485

           60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

           75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           this post-effective amendment designates a new effective
           date for a previously filed post-effective amendment

Prospectus
July 31, 2000

AFBA Five Star FundSM

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

100% pure no-load mutual funds

Prospectus July 31, 2000

AFBA Five Star Fund, Inc.

MANAGER:
AFBA INVESTMENT MANAGEMENT COMPANY

INVESTMENT COUNSEL:
KORNITZER CAPITAL MANAGEMENT, INC.

DISTRIBUTED BY:
JONES & BABSON, INC.

Table of Contents

                                                             Page

Information About the Funds
Investment Objectives and Principal Investment Strategies     2
Principal Risk Factors                                        3
Past Performance                                              4
Fees and Expenses                                             6
Management and Investment Counsel                             7
Financial Highlights                                          8
Information About Investing
How to Purchase Shares                                       12
How to Redeem Shares                                         12
Shareholder Services                                         13
How Share Price is Determined                                13
Distributions and Taxes                                      14
Additional Policies About Transactions                       14
Conducting Business with the AFBA Five Star Fund, Inc.       16

Investment Objectives and Principal Investment Strategies

The investment objectives and the manner in which the AFBA Five Star Funds will pursue their objectives are as follows:

o  AFBA Five Star Balanced Fund - seeks long-term capital growth and high current income by investing in common stocks, convertible bonds and convertible preferred stocks and corporate fixed income securities, many of which can be high-yielding, high risk securities.

o  AFBA Five Star Equity Fund - seeks long-term capital growth by investing at least 65% of its assets in common stocks of large capitalization companies most of which are listed on the New York Stock Exchange.

o  AFBA Five Star High Yield Fund - seeks high current income with long-term capital growth as a secondary objective by investing at least 65%
   of its assets in high yielding, high risk fixed income securities.

o  AFBA Five Star USA Global Fund - seeks long-term capital growth by investing in common stocks of companies based in the United States that receive greater than 40% of their revenues or income from global sales and operations. The international operations of these U.S. based companies will provide investors with exposure to at least three foreign countries.

Market Capitalization: How much a company is considered to be worth.  It equals the number of outstanding shares times the share price.  Large capitalization companies are those in excess of $1 billion while small cap companies are valued under that figure.

Each Fund's principal investment strategies used are described below:

o  AFBA Five Star Balanced Fund invests in a combination of common stocks, high yield, high risk corporate bonds and high yield, high risk convertible securities. The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the counsel's view of economic conditions and underlying security values.  Usually, the counsel will invest at least 25%
   of the Fund's assets in equity securities and at least 25% in fixed-income securities.

o  AFBA Five Star Equity Fund invests in companies that meet specific cash flow criteria and/or are expected to benefit from long-term industry and technological trends that are likely to positively impact company performance.  The cash flow criteria used by the counsel focuses on consistency and predictability of cash generation.  Separately, long-term trends are identified with the purpose of investing in companies that should have favorable operating environments over the next three to five years.  The final stock selection process includes: 1) ongoing fundamental analysis of industries and the economic cycle; 2) analysis of company-specific factors such as product cycles, management, etc.; and 3)
   rigorous valuation analysis.

o  AFBA Five Star High Yield Fund uses extensive fundamental research to identify potential fixed income investment opportunities among higher risk, higher yielding securities.  Emphasis is placed on relative value and good corporate management.  Specifically, the counsel may look at a number of past, present and estimated factors such as: 1) financial strength of the issuer; 2) cash flow; 3) management; 4) borrowing requirements; and 5)
   responsiveness to changes in interest rates and business conditions.

o  AFBA Five Star USA Global Fund identifies companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends. The counsel then selects securities based on: 1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc.; 3) rigorous valuation analysis; and, 4) the issuer must have substantial international operations.

Temporary Investments - The Funds intend to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the
Funds may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in high quality short-term debt obligations or other defensive investments for temporary investment purposes. Keep in mind that a temporary defensive strategy still has the potential to lose money.

The objectives and policies described above determine how the Funds are managed and may only be changed with the approval of the corresponding Fund's shareholders.

Principal Risk Factors

Market Risks - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds
(except AFBA Five Star High Yield) are normally invested in equity securities, the value of these Funds will go up and down. As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in "favor."

Fixed Income Risks - The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Default risk: The possibility that the issuer will fail to make timely payments of principal or interest to the Funds.

High Yield Risks - AFBA Five Star Balanced and AFBA Five Star High Yield
Funds invest in lower-rated, high yielding bonds (so-called "junk bonds").
These bonds have a greater degree of default risk than higher-rated bonds.
Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. Lower-rated securities also tend to have less liquid markets than higher-rated securities. In addition, market prices of lower-rated bonds tend to react more negatively to adverse economic or political changes, investor perceptions or individual corporate developments than higher-rated bonds.

International Risks - International investing poses additional risks such as currency fluctuation and political instability.  However, AFBA Five Star USA
Global Fund limits these risks by investing only in U.S. companies traded in the U.S. and denominated in U.S. dollars. While this eliminates direct foreign investment, the companies the Fund invests in will experience these risks in their day-to-day business dealings.  These risks are inherently passed on to the company's shareholders and in turn, to the Fund's shareholders.

Past Performance

The tables below and on the following page provide an indication of the risks of investing in the Funds. The tables on the left side show the total returns generated by the respective Fund for each calendar year. The tables on the right show how each Fund's average annual returns for certain periods compare with those of a relevant, widely recognized benchmark. Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the Fund.
Past performance is not necessarily an indication of how a Fund will perform in the future.

CHART - AFBA Five Star Balanced Fund
Annual Total Return as of December 31 of Each Year
1998  -0.4%
1999   6.7%

Year-to-Date Return (through June 30, 2000) = 10.16%
Best Quarter Ended June 30, 1999 = 9.7%
Worst Quarter Ended September 30, 1998 = -11.9%

Average Annual Total Return as of December 31, 1999
                                                  1 Year     Since Inception*
AFBA Five Star Balanced Fund                        6.70%        6.10%
S&P 500 Index                                      21.04%       25.91%
S&P 500 Index and Merrill Lynch Bond
   Fund Weighted Average                            5.60%       12.40%

*Inception Date = June 3, 1997

CHART - AFBA Five Star Equity Fund
Annual Total Return as of December 31 of Each Year
1998   6.4%
1999  13.2%

Year-to-Date Return (through June 30, 2000) = 11.24%
Best Quarter Ended December 31, 1998 = 16.5%
Worst Quarter Ended September 30, 1998 = -16.4%

Average Annual Total Return as of December 31, 1999
                                                   1 Year     Since Inception*
AFBA Five Star Equity Fund                         13.20%         11.40%
S&P 500 Index                                      21.04%         25.91%

*Inception Date = June 3, 1997

CHART - AFBA Five Star High Yield Fund
Annual Total Return as of December 31 of Each Year
1998  -6.0%
1999   2.3%

Year-to-Date Return (through June 30, 2000) = 2.08%
Best Quarter Ended September 30, 1997 = 4.4%
Worst Quarter Ended September 30, 1998 = -6.3%

Average Annual Total Return as of December 31, 1999
                                                   1 Year     Since Inception*
AFBA Five Star High Yield Fund                      2.3%           1.0%
Merrill Lynch High Yield Bond Index                 1.6%           5.1%

*Inception Date = June 3, 1997

CHART - AFBA Five Star USA Global Fund
Annual Total Return as of December 31 of Each Year
1998  8.10%
1999  32.2%

Year-to-Date Return (through June 30, 2000) = 17.31%
Best Quarter Ended December 31, 1999 = 19.48%
Worst Quarter Ended September 30, 1998 = 10.3%

Average Annual Total Return as of December 31, 1999
                                                    1 Year    Since Inception*
AFBA Five Star USA Global Fund                      32.20%        16.20%
S&P 500 Index                                       21.04%        25.91%

*Inception Date = June 3, 1997

The stock market and the major market indices, including the Standard &
Poor's 500 Index, have been enjoying a period of great economic growth. The
AFBA Five Star USA Global Fund's recent performance reflects this positive trend, however, investors are cautioned that such high total returns are likely not sustainable.

Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each AFBA Five Star Fund.

                                         AFBA      AFBA       AFBA       AFBA
                                      Five Star  Five Star  Five Star  Five Star
                                      Balanced    Equity   High Yield  USA Global
                                         Fund      Fund       Fund       Fund
Shareholder Fees (fees paid
    directly from your investment)
Maximum Sales Charge (Load)
    Imposed on Purchases                 None      None       None       None
Maximum Deferred Sales Charge (Load)     None      None       None       None
Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends              None      None       None       None
Redemption Fee                           None*     None*      None*      None*
Exchange Fee                             None      None       None       None

*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted
 from Fund assets)
Management Fees                          1.00%     1.00%      1.00%      1.00%
Distribution (12b-1) fees                None      None       None       None
Other Expenses                            .19%      .13%       .26%       .13%
Total Annual Fund Operating Expenses**   1.19%     1.13%      1.26%      1.13%

**The actual expenses paid by the Funds were 1.08% due to a fee assumption arrangement whereby Jones & Babson, Inc. voluntarily assumes Fund expenses in excess of that amount.  Generally, as Fund assets increase expense ratios tend to decrease since fixed costs are spread over a larger asset base.

The expense percentages set forth above are based on each Fund's annual operations for the fiscal year ended March 31, 2000.

Fee Examples

The following examples are intended to help you compare the cost of investing in each AFBA Five Star Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 Year   3 Years   5 Years  10 Years
AFBA Five Star Balanced Fund     $121     $378      $654     $1,443
AFBA Five Star Equity Fund       $115     $359      $622     $1,375
AFBA Five Star High Yield Fund   $128     $400      $692     $1,523
AFBA Five Star USA Global Fund   $115     $359      $622     $1,375

Management and Investment Counsel

AFBA Investment Management Company acts as the Fund's investment and business manager and is a registered investment adviser under the Investment Advisers
Act of 1940.  It organized the Funds in 1997, and it acts as the Funds'
investment and business manager. Pursuant to the current Management Agreement for each portfolio of the AFBA Five Star Fund, the Manager is responsible for providing or obtaining all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent;
shareholder services; and other items incidental to corporate administration.

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes, interest, governmental charges and fees, including registration of the Funds with the Securities and
Exchange Commission and the various States, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

The Manager employs at its own expense Kornitzer Capital Management, Inc. to assist in the investment counseling function for the Funds. Kornitzer Capital
Management, Inc. is an independent investment counseling firm founded in
1989.  It serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for the Manager, Jones & Babson, Inc. or the Fund to maintain an extensive duplicate staff.  The AFBA Five Star Funds are managed by a team of four individuals. John Kornitzer has over 29 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding Kornitzer Capital Management, Inc. in 1989. Kent Gasaway
joined KCM in 1991 and is a Chartered Financial Analyst with 17 years of research and management experience.  He holds a BS in Business Administration from Kansas State University.  Tom Laming joined KCM in 1993 and is an experienced aerospace engineer and research analyst.  He holds a BS in
Physics from the University of Kansas, an MS in Aeronautics and Astronautics
from MIT, and an MBA from Indiana University.  Rob Male is a Chartered
Financial Analyst with more than 10 years of investment research experience.
Prior to joining KCM in 1997, Rob was an investment manager with USAA, San
Antonio, TX, since 1992.  He holds a B.S. in Business Administration from the
University of Kansas and an MBA from Southern Methodist University.

For its services, each Fund pays the Manager a fee at the annual rate of one percent (1.00%) of the Fund's average daily net assets.  From this amount the
Manager pays Kornitzer Capital Management a fee of one third of one percent
(0.33%) and also pays Jones & Babson for transfer agent and administrative services a fee of one third of one percent (0.33%).

AFBA Investment Management Company is located at 909 N. Washington Street,
Alexandria, VA 22314. Jones & Babson serves as transfer agent and principal underwriter for the Funds and is located at BMA Tower, 700 Karnes Blvd.,
Kansas City, MO 64108-3306. Kornitzer Capital Management is located at 7715
Shawnee Mission Parkway, Shawnee Mission, KS 66202.

Financial Highlights

The financial highlights tables are intended to help you understand each
Fund's financial performance since inception.  Certain information reflects financial results for a single share of a Fund.  The total returns in the tables represent the rate that an investor would have earned on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by Ernst & Young LLP and are included in the annual report, which is available upon request.

AFBA Five Star Balanced Fund
                                                                  June 3, 1997
                                          Years Ended March 31,  (Inception Date)
                                             2000       1999    to March 31, 1998

Net asset value, beginning of period       $10.22      $11.39      $10.01

  Income from investment operations:
     Net investment income                   0.41       0.42         0.25
     Net gains on securities (both realized
        and unrealized)                      1.32      (1.17)        1.40

  Total from investment operations           1.73      (0.75)        1.65

  Less distributions:
     Dividends from net investment income   (0.43)     (0.40)       (0.23)
     Distributions from capital gains       (0.03)     (0.02)       (0.04)

  Total distributions                       (0.46)     (0.42)       (0.27)

Net asset value, end of period              $11.49     $10.22      $11.39

Total return*                                17.39%    (6.53%)      16.64%

Ratios/Supplemental Data

Net assets, end of period (in millions)         $8        $5           $2
Ratio of expenses to average
  net assets**                                1.08%     1.08%        1.08%
Ratio of net investment income to
  average net assets**                        4.01%     4.76%        4.06%
Ratio of expenses to average
  net assets before voluntary
  expense reimbursement**                     1.19%     1.33%        1.10%
Ratio of net investment income
  to average net assets before
  voluntary expense reimbursement**           3.90%     4.51%        4.04%
Portfolio turnover rate                         44%       53%         57%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

AFBA Five Star Equity Fund
                                                                  June 3, 1997
                                        Years Ended March 31,   (Inception Date)
                                           2000       1999      to March 31, 1998

Net asset value, beginning of period      $11.54     $11.77        $10.01

  Income from investment operations:
     Net investment income                  0.02      0.05           0.06
     Net gains on securities
        (both realized and unrealized)      3.23     (0.22)          1.81
  Total from investment operations          3.25     (0.17)          1.87

  Less distributions:
     Dividends from net investment
        income                             (0.03)    (0.06)         (0.05)
     Distributions from capital gains         -        -            (0.06)

  Total distributions                      (0.03)    (0.06)         (0.11)

Net asset value, end of period            $14.76    $11.54          $11.77

Total return*                             28.22%    (1.43%)          18.81%

Ratios/Supplemental Data

Net assets, end of period (in millions)     $13        $7               $4
Ratio of expenses to average
  net assets**                             1.08%     1.08%            1.04%
Ratio of net investment income to
  average net assets**                     0.15%     0.61%            0.94%
Ratio of expenses to average net
  assets before voluntary expense
  reimbursement**                          1.13%     1.23%              -
Ratio of net investment income to
  average net assets before voluntary
  expense reimbursement**                  0.10%     0.46%              -
Portfolio turnover rate                      31%       64%             76%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

AFBA Five Star High Yield Fund
                                                                  June 3, 1997
                                        Years Ended March 31,   (Inception Date)
                                           2000       1999      to March 31, 1998

Net asset value, beginning of period      $9.12      $10.62         $10.01

  Income from investment operations:
     Net investment income                 0.80        0.60           0.34
     Net gains on securities
        (both realized and unrealized)    (0.42)      (1.49)          0.59

  Total from investment operations         0.38       (0.89)          0.93

  Less distributions:
     Dividends from net investment
        income                            (0.78)      (0.58)         (0.32)
     Distributions from capital gains       -         (0.03)            -

  Total distributions                     (0.78)      (0.61)         (0.32)

Net asset value, end of period            $8.72       $9.12         $10.62

Total return*                              4.28%      (8.45%)         9.37%

Ratios/Supplemental Data

Net assets, end of period (in millions)      $5          $4             $1
Ratio of expenses to average
  net assets**                             1.08%       1.08%          1.08%
Ratio of net investment income to average
  net assets**                             9.27%       7.47%          5.51%
Ratio of expenses to average
  net assets before voluntary expense
  reimbursement**                          1.26%       1.46%          1.11%
Ratio of net investment income to
  average net assets before voluntary
  expense reimbursement**                  9.09%       7.09%          5.48%
Portfolio turnover rate                      34%         11%           31%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

AFBA Five Star USA Global Fund
                                                                 June 3, 1997
                                       Years Ended March 31,   (Inception Date)
                                            2000      1999     to March 31, 1998

Net asset value, beginning of period      $11.06    $11.17        $10.01

  Income from investment operations:
     Net investment income                  0.01      0.05          0.07
     Net gains on securities
        (both realized and unrealized)      5.86     (0.11)         1.14

  Total from investment operations          5.87     (0.06)         1.21

  Less distributions:
     Dividends from net investment
        income                             (0.03)    (0.05)        (0.05)
     Distributions from capital gains        -         -              -

  Total distributions                      (0.03)    (0.05)        (0.05)

Net asset value, end of period            $16.90    $11.06        $11.17

Total return*                              53.11%   (0.52%)        12.16%

Ratios/Supplemental Data

Net assets, end of period (in millions)      $15        $6            $3
Ratio of expenses to average
  net assets**                              1.08%     1.08%         1.04%
Ratio of net investment income to
  average net assets**                      0.03%     0.67%         1.07%
Ratio of expenses to average
  net assets before voluntary expense
  reimbursement**                           1.13%     1.30%           -
Ratio of net investment income to
  average net assets before voluntary
  expense reimbursement**                  (0.02%)    0.45%           -
Portfolio turnover rate                       36%       19%          42%

*Total return not annualized for periods less than one full year
**Annualized for periods less than one full year

How to Purchase Shares

No Load Funds
There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 16 for details)
By phone, mail or wire
Through Automatic Monthly Investments

Minimum Initial Investment
$500 (unless you use our Automatic Investment Plan)
$100 with an Automatic Monthly Investment Plan
$250 for IRA and Uniform Transfer (Gift) to Minors accounts

Minimum Additional Investment
$100 by mail ($500 for wire purchases)
$100 by telephone (ACH)
$500 by wire
$50 for Automatic Monthly Investments

Minimum Account Size
You must maintain a minimum account value equal to the current minimum initial investment (usually $500).  If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum.  If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

How to Redeem Shares

You may withdraw from your account at any time in the following amounts:

o any amount for redemptions requested by mail, phone or telegraph
o $1,000 or more for redemptions wired to your account ($10 fee)
o $50 or more for redemptions by a systematic redemption plan (there may be a fee)
o $100 or more for redemptions by automatic monthly exchange to another fund
o $100 or more via ACH; there is no fee but funds may take 4 days to reach your account

Shareholder Services

The following services are also available to shareholders.  Please call
1-800-243-9865 for more information:

o Uniform Transfers (Gifts) to Minors accounts
o Accounts for corporations or partnerships
o Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
o Prototype Retirement Plans for the self-employed, partnerships and corporations
o Traditional IRA accounts
o Roth IRA accounts
o Simplified Employee Pensions (SEPs)

How Share Price is Determined

Shares of each Fund are purchased or redeemed at its net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from the Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.  The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the
New York Stock Exchange is open for trading).  The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued.
Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which it generally considers to be the principal
Exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last bid and asked prices.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the respective Board of Directors.

Distributions and Taxes

The AFBA Five Star Balanced Fund and the AFBA Five Star High Yield Fund pay
distributions from net investment income quarterly, usually in March, June,
September and December.  The AFBA Five Star Equity Fund and the AFBA Five
Star USA Global Fund pay distributions from net investment income semi-annually, usually in June and December.  Distributions from net capital gains realized on the sale of securities will be declared by the AFBA Five
Star Balanced Fund annually on or before December 31 and by the AFBA Five
Star Equity Fund, AFBA Five Star High Yield Fund and AFBA Five Star USA
Global Fund semi-annually, usually in June and December.  Your distributions will be reinvested automatically in additional shares of the Fund, unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash.  We automatically reinvest all dividends under $10.00 in additional shares of the Fund.  There are no fees or sales charges on reinvestments.

Tax Considerations - In general, distributions from a Fund are taxable to you as either ordinary income or capital gains.  This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash.  Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different AFBA
Five Star Fund or a Babson Money Market Fund is the same as a sale.  The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax.  Non-U.S. investors may be subject to U.S. withholding and estate tax.  You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Backup Withholding - By law, the Funds must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the
IRS instructs the Funds to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.  Distributions declared in
December but paid in January are taxable as if they were paid in December.

Additional Policies About Transactions

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice.  To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a completed request in good order.  We cannot accept requests that contain special conditions or effective dates.  We may request

additional documentation to ensure that a request is genuine.  Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed.  If you receive securities instead of cash, you will incur brokerage costs when converting into cash.

Market Timers - The Funds may refuse to sell shares to market timers.  You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase.  For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Signature Guarantees - You can get a signature guarantee from most banks, credit unions, savings & loans or securities broker/dealers, but not a notary public.  For your protection, we require a guaranteed signature if you request:

o A redemption check sent to a different payee, bank or address than we have on file.

o A redemption check mailed to an address that has been changed within the last 30 days.

o A redemption for $10,000 or more in writing.

o A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity.  We cannot process your request until we have all documents in the form required.  Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the AFBA Five Star Fund you are exchanging into.  The names and registrations on the two accounts must be identical.  Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.  You should review the prospectus of the fund being purchased.  Call us for a free copy.

Telephone and Internet Services (when available) - During periods of increased market activity, you may have difficulty reaching us by telephone.
If this happens, contact us by mail or internet (when available). We may refuse a telephone request, including a telephone or internet (when available) redemption request. We will use reasonable procedures to confirm that telephone or internet (when available) instructions are genuine.  If such procedures are followed and we reasonably believe the instructions are genuine, the Funds are not liable for losses due to unauthorized or fraudulent instructions.  At our option, we may limit the frequency or the amount of telephone or internet (when available) redemption requests. Neither the Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of telephone or internet (when available) redemption requests.

Chart Conducting Business with the AFBA Five Star Fund

By Phone

1-888-578-2733
You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

How to Open an Account

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another AFBA Five Star Fund by exchange ($500 minimum). The names and registrations on the accounts must be identical.
How to add to an account

You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.
Availability of this service is subject to approval by the Funds and participating banks.

How to sell shares

Not applicable.

How to exchange shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another AFBA Five Star Fund.  The shares being exchanged must have been held in open account for 15 days or more.

By Mail

Initial Purchases
and all Redemptions:
AFBA Five Star Fund, Inc.
P.O. Box 219757
Kansas City, MO 64121-9757

Subsequent Purchases:
AFBA Five Star Fund, Inc.
P.O. Box 219779
Kansas City, MO 64121-9779

How to Open an Account

Complete and sign the application which accompanies this Prospectus.  Your initial investment must meet the minimum amount.  Make your check payable to
UMB Bank, c/f AFBA Five Star Fund, Inc.

How to add to an account

Make your check ($100 minimum) payable to UMB Bank, c/f AFBA Five Star Fund,
Inc. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).

How to sell shares

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed.  We will send funds only to the address of record.

How to exchange shares

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Babson Money Market or AFBA Five Star Fund, Inc. Fund into which the amount is being transferred.

By Wire

UMB Bank, n.a.,
Kansas City, Missouri, ABA #101000695
For AFBA _________________ Fund
    AC=9870871061
OBI = (your account number and
   account name)

How to Open an Account

Call us first to get an account number.  We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($500 minimum), and the name and telephone number of the wiring bank.
Then tell your bank to wire the amount.  You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

How to add to an account

Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the AFBA Five Star Fund in which you are purchasing shares.  You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.

How to sell shares

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account.  A $10 fee is deducted. If we receive your written request before
4:00 P.M. (Eastern Time) we will normally wire funds the following business day.  If we receive your written request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day.  Contact your bank about the time of receipt and availability.

How to exchange shares

Not applicable.

Through Automatic Transaction Plans

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request.  All registered owners must sign.

How to Open an Account

Not applicable.

How to add to an account

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount
($50 minimum) from your checking account.  We will draft your checking account on the same day each month in the amount you authorize.

How to sell shares

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period.  A fee of $1.50 or less may be charged for each withdrawal.  You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time.  We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

How to exchange shares

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another AFBA Five Star Fund or a Babson Money Market Fund.  Exchanges will be continued until all shares have been exchanged or until you terminate the service.

AFBA Five Star FundSM

AFBA Five Star Balanced Fund
AFBA Five Star Equity Fund
AFBA Five Star High Yield Fund
AFBA Five Star USA Global Fund

Additional Information

This Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this
Prospectus.  The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling, writing or
e-mailing the Fund as shown below.  You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in
Washington, DC (202-942-8090) or by visiting the Commission's Internet site at http://www.sec.gov.  Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, DC 20549-6009.

AFBA
Five Star
FundSM

AFBA Investment Management Company
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865
www.afba.com

Shareholder Inquiries 1-888-578-2733

JB17D (7/00)

Investment Company Act
file number
811-8035

                                    PART B

                           AFBA FIVE STAR FUND, INC.

                                Consisting of:

                         AFBA FIVE STAR BALANCED FUND
                          AFBA FIVE STAR EQUITY FUND
                        AFBA FIVE STAR HIGH YIELD FUND
                        AFBA FIVE STAR USA GLOBAL FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                 July 31, 2000

             This   Statement  of   Additional   Information   is  not  a
          Prospectus  but  should  be read  in  conjunction  with  the current  Prospectus  of the Funds' dated July 31,  2000.  To obtain the  Prospectus or any Annual or  Semi-Annual  Report
          to   shareholders,   please  call  the  Fund   toll-free  at
          1-800-243-9865.

                            TABLE OF CONTENTS
                                                                Page
                                                                ----

         Introduction                                             2
         Information About the Funds' Investments                 2
            Objectives and Principal Investment Strategies        2
            Risk Factors                                          4
            Fundamental Investment Policies and Restrictions      6
            Non-Fundamental Investment Policies and Restrictions  7
            Fund Transactions                                     7
         Performance Measures                                     8
            Total Return                                          9
            Performance Comparisons                               9
         Purchasing and Selling Shares                           10
            Purchases                                            10
            Sales (Redemptions)                                  11
            Signature Guarantees                                 11
            How Share Price Is Determined                        11
            Additional Purchase and Redemption Policies          12
         Management of the Company and Fund                      12
            Directors and Officers                               12
            Compensation                                         13
            Manager and Investment Counsel                       14
            Custodian                                            14
            Independent Auditors                                 15
            Underwriter, Distributor and Transfer Agent          15
         Distributions and Taxes                                 15
         Financial Statements                                    16
         General Information and History                         16
         Appendix-Credit Ratings                                 17

                                 INTRODUCTION

   AFBA Five Star Balanced Fund,  AFBA Five Star Equity Fund,  AFBA Five Star High
Yield Fund and AFBA Five Star USA Global  Fund  (hereafter,  the  "Funds")  are
each  an  open-end   diversified   management   investment  company  under  the
Investment   Company  Act  of  1940,   as  amended  (the  "1940   Act").   This
classification   means  that  the  assets  of  the  Funds  are  invested  in  a diversified  portfolio of  securities  and the Funds  operate as mutual  funds, allowing  shareholders  to buy and sell shares at any time (as described in the
Prospectus).

This  Statement  of  Additional   Information   supplements   the   information
contained in the Prospectus of the Funds.

                   INFORMATION ABOUT THE FUNDS' INVESTMENTS

Objectives  and Principle  Investment  Strategies.  Each Fund's  objectives and policies as described in this section will not be changed  without  approval of a majority of the Fund's outstanding shares.

AFBA Five Star Balanced  Fund - seeks both  long-term  capital  growth and high
current   income.   Long-term   capital  growth  is  intended  to  be  achieved
primarily by the Fund's  investment  in common  stocks and  secondarily  by the
Fund's  investment  in  convertible  bonds and  convertible  preferred  stocks.
High  current  income is intended to be  achieved by the Fund's  investment  in corporate bonds,  government  bonds,  mortgage-backed  securities,  convertible bonds, preferred stocks and convertible preferred stocks.

It is expected  that the majority of common  stocks  purchased by the Fund will be large  capitalization  companies  with most,  if not all,  listed on the New
York Stock  Exchange.  Large  capitalization  stocks are considered to be those with  capitalization  in  excess  of  $1  billion.  It  is  not  the  manager's intention  to make wide use of  Nasdaq-traded,  smaller  capitalization  common stocks  (capitalization  of less than $1  billion).  The Fund may  invest up to
75% of its assets in corporate bonds,  convertible bonds,  preferred stocks and
convertible   preferred  stocks.  The  manager  expects  that  generally  these securities may be rated below  investment  grade (BBB) or its equivalent by the major rating agencies.

Securities  rated  below  Baa by  Moody's  or  BBB by  Standard  &  Poor's  are commonly  known as junk bonds and are  considered  to be high  risk.  Yields on such bonds will fluctuate over time, and  achievement of the Fund's  investment objective may be more  dependent on the Fund's own credit  analysis than is the case for higher  rated  bonds.  Up to 20% of the Fund's  assets may be invested in debt  securities  which are rated less than B or are unrated.  The Fund will not invest in  securities  that, at the time of initial  investment,  are rated
less  than  B  by  Moody's  or   Standard   &  Poor's.   Securities   that  are
subsequently  downgraded  in  quality  below B may  continue  to be held by the
Fund,  and will be sold only at the Fund  adviser's  discretion.  In  addition, the  credit  quality of unrated  securities  purchased  by the Fund must be, in the  opinion  of the  Fund's  adviser,  at least  equivalent  to a B rating  by
Moody's  or  Standard  & Poor's.  Securities  rated less than Baa by Moody's or
BBB by Standard & Poor's are  classified as  non-investment  grade  securities.
Such securities  carry a high degree of risk and are considered  speculative by the major  credit  rating  agencies.  (See  "Risk  Factors  Applicable  to High
Yielding Debt Securities.")

AFBA  Five Star  Equity  Fund - seeks  long-term  capital  growth by  investing primarily  in common  stocks.  Realization  of  dividend  income is a secondary consideration.  AFBA Five Star  Equity  Fund  will  normally  invest in a broad array of common stocks,  in terms of companies and  industries.  It is expected that  the  majority  of  common  stocks  purchased  in the  Fund  will be large capitalization  companies  with most, if not all,  listed on the New York Stock
Exchange.

AFBA  Five Star High  Yield  Fund -  primarily  seeks a high  level of  current income  and  secondarily,  capital  growth.  The Fund  invests  primarily  in a diversified  portfolio of high-yielding  fixed income securities.  High current income is  intended to be achieved  by the Fund's  investment  in fixed  income securities,  without  restriction,  such as corporate bonds,  government bonds, convertible  bonds,  preferred  stocks and convertible  preferred  stocks.  The
Fund may not invest in foreign  government  bonds.  Capital  growth is intended to be  achieved  by the  appreciation  of fixed  income and equity  investments held in the Fund.

The Fund may  invest  up to 100% of its  assets  in  fixed  income  securities, including without  limitation,  corporate bonds,  convertible bonds,  preferred stocks and convertible  preferred  stocks.  These securities may be rated below investment  grade by the  major  rating  agencies  or, if  unrated,  are in the opinion of the manager of similar  quality.  Securities  rated Baa and below by
Moody's  or BBB and below by  Standard  & Poor's  are  commonly  known as "junk bonds" and are  considered  to be high risk (see "Risk  Factors  Applicable  to
High  Yielding  Debt  Securities").  Yields on such bonds will  fluctuate  over
time,  and  achievement  of  the  Fund's  investment   objective  may  be  more
dependent on the Fund's own credit  analysis  than is the case for higher rated bonds.  Up to 20% of the  Fund's  assets  may be  invested  in debt  securities which are rated less than B at the time of  purchase  or if unrated  are in the opinion  of the  manager of similar  quality.  Securities  rated B or higher at the time of purchase,  which are subsequently  downgraded,  will not be subject to this  limitation.  The lowest  rating  that may be held in the Fund is D, or that of defaulted  securities.  The Fund will not purchase obligations that are in  default,  but may hold in the  portfolio  securities  that go into  default subsequent to acquisition by the Fund.

The  proportion  of the Fund  invested  in each type of security is expected to change over time in accordance  with the  investment  manager's  interpretation
of  economic  conditions  and  underlying  security  values.   However,  it  is
expected  that a minimum  of 65% of the  Fund's  total  assets  will  always be invested  in fixed  income  securities  and that a maximum  of 10% of its total assets will be invested in equity  securities.  The Fund's flexible  investment policy allows it to invest in securities with varying  maturities;  however, it is  anticipated  that the average  maturity of securities  acquired by the Fund will not exceed 15 years.  The average  maturity of the Fund will be  generally ten years or less.

Sometimes  the manager may believe that a full or partial  temporary  defensive position  is  desirable,  due to  present  or  anticipated  market or  economic conditions.  To achieve a  defensive  posture,  the manager may take any one or more of the  following  steps with  respect to assets in the Fund's  portfolio:
(1) shortening the average  maturity of the Fund's debt portfolio;  (2) holding cash or cash  equivalents;  and (3)  emphasizing  high-grade  debt  securities.
Use of a defensive  posture by the Fund's  manager  may involve a reduction  in the yield on the Fund's portfolio

AFBA Five Star USA Global Fund - seeks  capital  growth by  investing in common stocks of companies  based in the United  States that receive  greater than 40%
of their revenues or income from international  operations;  measured as of the preceding  four  completed  quarters of business  or the  respective  company's most  recently  completed  fiscal year.  The Fund will invest in common  stocks considered  by the manager to have above average  potential  for  appreciation;
income is a  secondary  consideration.  Under  normal  circumstances,  the Fund will  invest a majority of its assets in common  stocks  listed on the New York
Stock Exchange.

Cash  Management.  For  purposes  including,   but  not  limited  to,  meeting
redemptions  and  unanticipated  expenses,  the Funds may  invest a portion  of their  assets in cash or  high-quality,  short  term debt  obligations  readily changeable  into cash.  In  addition,  the Funds may invest up to 100% of their respective  assets  in  such  securities  for  temporary,  emergency  purposes.
Such high quality,  short-term  obligations  include:  money market securities, commercial  paper,  bank  certificates  of deposit,  and repurchase  agreements collateralized  by government  securities.  Investments in commercial paper are restricted  to  companies  in the  top  two  short-term  rating  categories  by
Moody's Investment Service, Inc. (Moody's) and Standard & Poor's Corporation.

Repurchase  Agreements.  The Funds may  invest in issues of the  United  States
Treasury  or  a  United  States   government   agency   subject  to  repurchase
agreements.  A  repurchase  agreement  involves the sale of  securities  to the
Fund with the  concurrent  agreement by the seller to repurchase the securities at the Fund's  cost plus  interest  at an agreed  rate upon  demand or within a specified  time,  thereby  determining  the yield  during the Fund's  period of ownership.  The  result  is a  fixed  rate  of  return  insulated  from  market fluctuations  during such  period.  Under the 1940 Act,  repurchase  agreements are considered loans by the respective Fund.

The Funds will enter into  repurchase  agreements only with United States banks having  assets  in excess  of $1  billion  which  are  members  of the  Federal
Deposit Insurance  Corporation,  and with certain  securities  dealers who meet the  qualifications  set from  time to time by the  Board of  Directors  of the
Company.  The term to maturity of a repurchase  agreement  normally  will be no longer  than a few days.  Repurchase  agreements  maturing  in more than  seven days and other  illiquid  securities  will not  exceed 15% of the net assets of the Fund.

Covered Call  Options.  Each Fund is  authorized  to write (i.e.  sell) covered call  options  on the  securities  in which  it may  invest  and to enter  into closing  purchase  transactions  with  respect to certain  of such  options.  A covered call option is an option  where the Fund in return for a premium  gives another  party a right  to buy  specified  securities  owned  by the  Fund at a specified  future  date and price set at the time of the  contract.  (See "Risk
Factors  Applicable  to  Covered  Call  Options.")  Covered  call  options  are intended  to  serve as a  partial  hedge  against  any  declining  price of the underlying securities.

Money Market  Securities.  Investments by the Funds in money market  securities shall include  government  securities,  commercial  paper, bank certificates of deposit and  repurchase  agreements  collateralized  by government  securities.
Investment  in  commercial  paper is  restricted  to  companies  in the top two rating categories by Moody's and Standard & Poor's.

Asset-Backed  Securities.  The AFBA  Five Star High  Yield  Fund may  invest in asset-backed  securities.  Asset-backed  securities are collateralized by short maturity loans such as automobile receivables,  credit card receivables,  other types of receivables  or assets.  Credit  support for  asset-backed  securities
may  be  based  on  the  underlying   assets  and/or  provided  through  credit
enhancements by a third party.  Credit  enhancement  techniques include letters of credit,  insurance bonds,  limited  guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

ADRs.  AFBA Five  Star  Equity  Fund may gain  international  exposure  through investing in American  Depositary  Receipts  (ADRs).  ADRs, which are issued by domestic  banks,  are  publicly  traded  in the  United  States  and  represent ownership  in  underlying  foreign  securities.  The Fund  does not  intend  to invest  directly  in  foreign  securities  or  foreign  currencies.  (See "Risk
Factors Applicable to ADRs.")

The Funds' investments are selected by Kornitzer Capital Management, Inc.

                                 RISK FACTORS

Risk  Factors  Applicable  to High  Yielding  Securities.  The AFBA  Five  Star
Balanced  Fund and the AFBA Five Star High Yield Fund invest in  high-yielding, high-risk debt  securities  (so-called  "junk bonds").  These lower rated bonds involve a higher  degree  of credit  risk,  the risk that the  issuer  will not
make   interest  or   principal   payments   when  due.  In  the  event  of  an
unanticipated  default,  a Fund would experience a reduction in its income, and could  expect a decline  in the market  value of the  securities  so  affected.
More  careful  analysis  of the  financial  condition  of each  issuer of lower grade  securities  is  therefore  necessary.  During an  economic  downturn  or substantial  period of rising  interest  rates,  highly  leveraged  issuers may experience  financial  stress which would  adversely  affect  their  ability to service their  principal and interest  payment  obligations,  to meet projected business goals and to obtain additional financing.

The market prices of lower grade  securities  are generally  less  sensitive to interest  rate  changes than higher rated  investments,  but more  sensitive to adverse  economic or political  changes or, in the case of  corporate  issuers,
individual   corporate   developments.   Periods  of  economic   or   political
uncertainty  and change can be  expected to result in  volatility  of prices of these  securities.  Since the last major economic  recession,  there has been a substantial  increase in the use of high-yield  debt  securities to fund highly
leveraged   corporate   acquisitions  and   restructurings.   Therefore,   past
experience  with  high-yield  securities in a prolonged  economic  downturn may
not  provide  an  accurate   indication  of  future   performance  during  such
periods.  Lower  rated  securities  also  may have  less  liquid  markets  than higher  rated  securities,  and their  liquidity  as well as their value may be adversely  affected  by adverse  economic  conditions.  Adverse  publicity  and investor  perceptions,  as  well  as new or  proposed  laws,  may  also  have a negative impact on the market for high- yield/high-risk bonds.

Credit quality of lower-rated  securities can change suddenly and  unexpectedly and even  recently  issued  credit  ratings  may not fully  reflect  the actual
risks  posed  by  a  particular   high-yield/high-risk   security.   For  these
reasons,  it is the Funds'  policy not to rely  primarily on ratings  issued by
established   credit   rating   agencies,   but  to  utilize  such  ratings  in
conjunction  with the investment  adviser's own  independent and ongoing review of credit  quality.  As a mutual fund  investing  in fixed  income  securities, each of the Funds is subject  primarily  to  interest  rate,  income and credit risk.  Interest  rate risk is the  potential  for a decline in bond  prices due to  rising  interest  rates.  In  general,  bond  prices  vary  inversely  with
interest  rates.   When  interest  rates  rise,  bond  prices  generally  fall.
Conversely,  when interest rates fall,  bond prices  generally rise. The change in price depends on several  factors,  including the bond's  maturity  date. In general,  bonds with longer  maturities  are more  sensitive to interest  rates than bonds with shorter maturities.

The Funds  are also  subject  to  income  risk,  which is the  potential  for a decline  in the  respective  Fund's  income  due  to  falling  market  interest rates.  In  addition to interest  rate and income  risks,  each Fund is subject to credit  risk as  defined  above.  The credit  risk of a Fund  depends on the quality  of its  investments.  Reflecting  their  higher  risks,  lower-quality bonds generally offer higher yields (all other factors being equal).

Risk Factors  Applicable to Small  Capitalization  Securities.  Investments  in
common  stocks in general are subject to market,  economic and  business  risks that will cause  their  price to  fluctuate  over time.  Investment  in smaller company  securities may involve  greater price  volatility  than  securities of larger,  more established  companies.  AFBA Five Star Equity Fund and AFBA Five
Star  Balanced  Fund may  occasionally  invest  in  equity  securities  of such smaller  companies,  therefore  investments in these Funds may be more suitable for long-term investors who can bear the risk of these fluctuations.

Risk  Factors  Applicable  to ADRs.  Up to 25% of AFBA Five Star Equity  Fund's
total  assets may be  invested  in ADRs.  Most ADRs are traded on a U.S.  stock exchange and can be  sponsored  or  unsponsored.  Issuers of  unsponsored  ADRs are not contractually  obligated to disclose  material  information in the U.S.
and,  therefore,  there may not be a correlation  between such  information and the market value of the unsponsored ADR.

ADRs  do  not  involve  the  same  direct   currency  and  liquidity  risks  as
securities   denominated  in  foreign  currency.   However,  their  value  will
generally  be  affected by  currency  fluctuations  that alter the value of the security underlying the ADRs with respect to the U.S. dollar.

Risk Factors  Applicable  to Covered Call  Options.  Each of the AFBA Five Star
Funds may engage in covered call option  transactions as described  herein.  Up to 25% of a Fund's  total  assets may be subject to covered  call  options.  By writing  covered call  options,  the Fund gives up the  opportunity,  while the option is in  effect,  to  profit  from any price  increase  in the  underlying security  above the option  exercise  price.  In addition,  a Fund's ability to sell the  underlying  security  will be  limited  while the option is in effect unless the Fund  effects a closing  purchase  transaction.  A closing  purchase transaction  cancels out a Fund's  position as the writer of an option by means of an  offsetting  purchase of an identical  option prior to the  expiration of the option it has written.  Upon the termination of a Fund's  obligation  under a covered  call option  other than  through  exercise  of the option,  the Fund will realize a short-term  capital  gain or loss.  Any gain  realized by a Fund from the  exercise of an option will be short- or  long-term  depending  on the period  for which the stock was held.  The  writing  of  covered  call  options creates a straddle that is  potentially  subject to the straddle  rules,  which may  override  some of the  foregoing  rules and result in a  deferral  of some losses for tax purposes.

Risk Factors  Applicable  to  Repurchase  Agreements.  The Funds may enter into repurchase  agreements.  The  use of  repurchase  agreements  involves  certain risks. For example,  if the seller of the agreement  defaults on its obligation to  repurchase  the  underlying  securities  at a time  when the value of these securities  has  declined,  a Fund may  incur a loss  when the  securities  are sold.  If  the  seller  of the  agreement  becomes  insolvent  and  subject  to liquidation  or  reorganization  under  the  Bankruptcy  Code  or  other  laws,
disposition  of  the  underlying   securities  may  be  delayed  pending  court
proceedings.  Finally,  it is  possible  that a Fund may not be able to perfect
its  interest  in  the  underlying   securities.   While  the  Fund  management
acknowledges  these risks,  it is expected that they can be controlled  through stringent security selection criteria and careful monitoring procedures.

Fundamental  Investment  Policies and Restrictions.  The following  fundamental policies  have been  adopted  by the Fund.  These  policies  cannot be  changed without the  approval of a "majority  of the  outstanding  voting  securities."
Under the 1940 Act, a "majority  of the  outstanding  voting  securities"  of a
Fund  means  the  vote  of:  (i)  more  than  50%  of  the  outstanding  voting securities  of the Fund;  or (ii) 67% or more of the voting  securities  of the
Fund present at a meeting,  if the holders of more than 50% of the  outstanding voting  securities are present or  represented by proxy,  whichever is less. In cases where the current legal or regulatory  limitations  are  explained,  such explanations  are not part of the  fundamental  restriction and may be modified without  shareholder  approval to reflect  changes in the legal and  regulatory requirements.

Each portfolio within the AFBA Five Star Fund, Inc. will not:

(1)  purchase  the  securities  of any one  issuer,  except the United  States government,  if  immediately  after and as a result of such purchase (a) the value of the holding of the Fund in the  securities  of such issuer  exceeds
     5% of the value of the Funds' total  assets,  or (b) the Fund owns more than
     10% of the outstanding voting securities,  or any other class of securities, of such issuer;

(2)  engage in the  purchase  or sale of real  estate  (unless  acquired  as a result of ownership of  securities  or other  instruments  and provided that this  restriction  does not prevent the Fund from investing in issuers which invest,  deal  or  otherwise  engage  in  transactions  in  real  estate  or interests  therein,  or  investing  in  securities  that are secured by real estate or interests  therein),  commodities  (unless acquired as a result of ownership  of  securities  or  other  instruments  and  provided  that  this restriction  does not prevent  the Fund from  engaging  in  transactions  in securities secured by physical commodities) or futures contracts;

(3)  underwrite  the  securities  of other  issuers  (except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);

(4)  make loans to any of its  officers,  directors  or  employees,  or to its manager, general distributor or officers or directors thereof;

(5)  make any  loan  (the  purchase  of a  security  subject  to a  repurchase agreement or the purchase of a portion of and issue of publicly  distributed debt securities is not considered the making of a loan);

(6)  invest in companies for the purpose of exercising control of management;

(7)  purchase  securities on margin, or sell securities short, except that the
     Fund may write covered call options;

(8)  purchase shares of other  investment  companies except in the open market at ordinary  broker's  commission  or  pursuant  to a  plan  of  merger  or consolidation;

(9)  invest in the aggregate  more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial,  or local governments,  or corporations,  or authorities established thereby),  which, including  predecessors  have  not  had at  least  three  years'  continuous operations;

(10) except  for  transactions  in its  shares  or  other  securities  through brokerage  practices  which are  considered  normal and  generally  accepted under  circumstances  existing  at the time,  enter into  dealings  with its officers or  directors,  its manager or  underwriter,  or their  officers or directors,  or any  organization  in which  such  persons  have a  financial interest;

(11) borrow or pledge its assets under normal circumstances,  except up to 10%
     of its total  assets  (computed  at the lower of fair market  value or cost)
     temporarily  for  emergency  or  extraordinary  purposes,  and  not  for the purpose  of  leveraging  its  investments,  and  provided  further  that any borrowing  in excess of the 5% of the total  assets of the Fund  shall  have asset coverage of at least 3 to 1;

(12) make itself or its assets liable for the indebtedness of others;

(13) invest  in  securities   which  are   assessable  or  involve   unlimited
     liability; or

(14) purchase  any  securities  which would cause 25% or more of the assets of the Fund at the time of  purchase to be  invested  in any one  industry.  In applying this  restriction,  it is a matter of  non-fundamental  policy that investment in certain  categories of companies  will not be considered to be investments in a particular  industry.  For example:  (i) financial  service companies will be classified  according to the end users of their  services, for example,  automobile finance,  bank finance and diversified finance will each be considered a separate  industry;  (ii) technology  companies will be divided  according to their  products and services,  for example,  hardware, software,  information services and outsourcing,  or telecommunications will
     each  be  a  separate  industry;   (iii)  asset-backed  securities  will  be
     classified according to the underlying assets securing such securities;  and
     (iv) utility  companies  will be divided  according to their  services,  for example,  gas,  gas  transmission,  electric  and  telephone  will  each  be considered a separate industry.

Non-Fundamental  Investment  Policies  and  Restrictions.  In  addition  to the fundamental  policies and  investment  restrictions  described  above,  and the various  general  investment  policies  described in the  Prospectus,  the Fund
will  be  subject  to  the  following   investment   restrictions,   which  are
considered  non-fundamental  and  may be  changed  by  the  Board  of  Trustees without shareholder approval.

Other  Investment  Companies.  The AFBA Five Star Fund is  permitted  to invest in other investment companies,  including open-end,  closed-end or unregistered investment  companies,  either  within the  percentage  limits set forth in the
1940 Act, any rule or order thereunder,  or SEC staff  interpretation  thereof,
or  without  regard  to  percentage   limits  in  connection   with  a  merger,
reorganization,  consolidation  or  other  similar  transaction.  However,  the
Fund may not operate as a fund of funds which  invests  primarily in the shares of other  investment  companies as permitted by Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are utilized as  investments  by such a fund of funds.  Under current legal and  regulatory  requirements,  the Fund may invest up to 5% of its total assets in the securities of any one  investment  company, but may not own more than 3% of any  investment  company  or  invest  more than
10% of its total assets in the securities of other investment companies.

Fund  Transactions.  Decisions  to buy and sell  securities  for the  Funds are made by AFBA Investment  Management  Company,  Inc. pursuant to recommendations
by  Kornitzer  Capital  Management,   Inc.  Officers  of  the  Funds  and  AFBA
Investment   Management   Company,   Inc.   are   generally   responsible   for
implementing  and  supervising   these  decisions,   including   allocation  of
portfolio  brokerage and principal  business and the negotiation of commissions and/or price of the  securities.  In instances  where  securities are purchased on  a  commission  basis,  the  Funds  will  seek  competitive  and  reasonable commission  rates  based on  circumstances  of the  trade  involved  and to the extent that they do not detract  from the quality of the  execution.  Following is information  on the amount of brokerage  commissions by the Funds during the periods indicated:

                 Fiscal Year    Fiscal Year    Fiscal Year
                 ------------   ------------   -----------
                 Ended March    Ended March    Ended March
                 ------------   ------------   -----------
   Name of Fund    31, 1998       31, 1999       31, 2000
   ------------    --------       --------       --------
   Balanced Fund    $1,304         $7,330         $7,696
   Equity Fund      $5,507        $11,456        $ 12,770
   High Yield        $124           $313          $ 203
   Fund
   USA Global       $3,052         $6,980        $ 8,594
   Fund

The level of brokerage commissions generated by a Fund is directly related to the number and size of buy and sell transactions into which the Fund enters.
The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, the manager's interpretation of the market or economic environment, etc.  The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction)
consistent with the circumstances which exist at the time.

The Funds do not intend to solicit competitive bids on each transaction.
Portfolio turnover ratios for time periods indicated are as follows:

                Fiscal Year      Fiscal Year
                ------------     -----------
                   Ended            Ended
                   -----            -----
Name of Fund   March 31, 1999   March 31, 2000
------------   --------------   --------------
Balanced Fund       53%              44%
Equity Fund         64%              31%
High Yield          11%              34%
Fund
USA Global          19%              36%
Fund

*    Percentages are annualized.

The  Funds  believe  it  is in  their  best  interest  to  have  a  stable  and continuous  relationship  with  a  diverse  group  of  financially  strong  and technically  qualified  broker-dealers  who will provide quality  executions at competitive rates.  Broker-dealers  meeting these  qualifications  also will be selected for their  demonstrated  loyalty to the respective  Fund,  when acting on its behalf,  as well as for any research or other  services  provided to the
respective   Fund.  The  Funds  may  execute  a  substantial   portion  of  the
portfolio  transactions  through  brokerage  firms which are members of the New
York Stock Exchange or through other major  securities  exchanges.  When buying securities in the  over-the-counter  market, the Funds will select a broker who maintains a primary  market for the  security  unless it appears  that a better combination  of price and execution may be obtained  elsewhere.  The Funds will
not  normally  pay  a  higher  commission  rate  to  broker-dealers   providing
benefits  or  services  to it than it would pay to  broker-dealers  who did not provide such  benefits or  services.  However,  the Funds  reserve the right to do so  within  the  principles  set  out in  Section  28(e)  of the  Securities
Exchange Act of 1934 when it appears  that this would be in the best  interests of the shareholders.

No  commitment  is made to any  broker or dealer  with  regard  to  placing  of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in placing  such  business.  Allocation  is reviewed  regularly by both the Boards of Directors of the Funds and Jones & Babson, Inc.

Since the Funds do not market their  shares  through  intermediary  brokers and dealers,  it is not the Funds'  practice to  allocate  brokerage  or  principle business on the basis of sales of their  shares  which may be made through such
firms.    However,   they   may   place   portfolio   orders   with   qualified
broker-dealers  who recommend the Funds to their  clients,  or who act as agent in the purchase of the Funds' shares for their clients.

Research  services  furnished  by  broker-dealers  may be useful to the  Funds'
manager and its  investment  counsel in serving other  clients,  as well as the respective  Funds.  Conversely,  the Funds may benefit from  research  services obtained  by the  manager  or its  investment  counsel  from the  placement  of portfolio brokerage of other clients.

When the manager in its  fiduciary  duty believes it to be in the best interest of the  shareholders,  the Funds may join with other clients of the manager and its  investment  counsel in  acquiring  or  disposing  of a portfolio  holding.
Securities  acquired or proceeds  obtained will be equitably  distributed among the  Funds  and  other  clients  participating  in  the  transaction.  In  some instances,  this investment  procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

                             PERFORMANCE MEASURES

The Funds may advertise  "average  annual total return" over various periods of time.  Such total return  figures show the average  percentage  change in value of an investment in the Fund from the  beginning  date of the measuring  period to the end of the  measuring  period.  These  figures  reflect  changes  in the price of each  Fund's  shares  and  assume  that any  income  dividends  and/or
capital  gains   distributions  made  by  the  Funds  during  the  period  were reinvested  in shares of the  Funds.  Figures  will be given for  recent  one-, five-  and  ten-year  periods  (if  applicable),  and may be  given  for  other periods as well (such as from  commencement of the Fund's  operations,  or on a year-by-year  basis).  When  considering  "average"  total  return  figures for periods  longer than one year,  it is  important  to note that a Fund's  annual total  return  for any one year in the period  might have been  greater or less than the average for the entire period.

Total Return.  The Funds'  "average  annual total return"  figures  described and  shown  below  are  computed  according  to a  formula  prescribed  by  the
Securities and Exchange Commission.  The formula can be expressed as follows:

 P(1+T)n= ERV

 Where: P =     a  hypothetical initial payment
                of $1,000

        T =     average annual total return

        n =     number of years

      ERV =     Ending  Redeemable  Value of a  hypothetical  $1,000 payment made at the  beginning of the 1, 5 or 10 year (or other)  periods at the end of the 1, 5 or 10 year (or other)  periods (or  fractional  portions thereof).

From time to time,  AFBA Five Star  Balanced Fund and AFBA Five Star High Yield
Fund may  quote  its  yield in  advertisements,  shareholder  reports  or other
communications   to  shareholders.   Yield  is  calculated   according  to  the
following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current  yield is determined  by dividing the net  investment  income per share earned during a 30-day base period by the maximum  offering  price per share on the last day of the period and  annualizing  the result.  Expenses  accrued for the  period  include  any fees  charged  to all  shareholders  during  the base period.

The SEC standardized yield formula is as follows:

                 a - b
                _______         6(power)
Yield = 2   [ {              + 1}         - 1]
                  cd

           Where:

a  =  dividends and interest earned during the period
b  =  expenses accrued for the period (net of reimbursements)
c  =  the average daily number of shares outstanding during the period that were entitled to receive dividends
d  =  the maximum offering price per share on the last day of the period.

Performance  Comparisons.  In advertisements  or in reports to shareholders,  a
Fund may compare its  performance  to that of other  mutual  funds with similar investment  objectives  and to stock or other  relevant  indices.  For example, it may  compare its  performance  to  rankings  prepared  by Lipper  Analytical
Services,   Inc.  (Lipper),  a  widely  recognized  independent  service  which
monitors  the   performance   of  mutual  funds.   The  Fund  may  compare  its
performance  to the  Standard & Poor's 500 Stock  Index (S&P 500),  an index of unmanaged  groups  of  common  stocks,  the Dow  Jones  Industrial  Average,  a recognized  unmanaged index of common stocks of 30 industrial  companies listed on the NYSE,  the Russell  2000 Index,  a small  company  stock  index,  or the
Consumer Price Index.

Performance  rankings,   recommendations,   published  editorial  comments  and
listings reported in Money,  Barron's,  Kiplinger's  Personal Finance Magazine,
Financial  World,  Forbes,  U.S. News & World Report,  Business  Week, The Wall
Street  Journal,  Investors  Business Daily,  USA Today,  Fortune and Stanger's
may also be cited (if the Fund is listed in any such  publication)  or used for comparison,  as well as  performance  listings  and rankings  from  Morningstar
Mutual  Funds,  Personal  Finance,  Income and Safety,  The Mutual Fund Letter,
No-Load Fund  Investor,  United  Mutual Fund  Selector,  No-Load Fund  Analyst,
No-Load  Fund X, Louis  Rukeyser's  Wall Street  newsletter,  Donoghue's  Money
Letter, CDA Investment  Technologies,  Inc.,  Wiesenberger Investment Companies
Service and Donoghue's Mutual Fund Almanac.

The table below shows the average annual return for each of the Funds for the specified periods.

                  AFBA FIVE STAR  AFBA FIVE STAR  AFBA FIVE STAR  AFBA FIVE STAR
                     BALANCED        EQUITY         HIGH YIELD      USA GLOBAL
                      FUND            FUND            FUND             FUND

For the year
4/1/99 - 3/31/00     17.39%          28.22%           4.28%           53.11%

 From beginning
of operations to      9.12%          15.46%           1.54%           20.85%
3/31/00*
-------------------------------------------------------------------------------

*     The AFBA Five Star Fund inception date is June 3, 1997.

                         PURCHASING AND SELLING SHARES

Purchases.  We  will  not  be  responsible  for  the  consequences  of  delays, including  delays in the banking or Federal  Reserve  wire  systems.  We cannot process  transaction  requests  that  are not  complete  and in good  order  as described  in the  prospectus.  If you use the  services of any other broker to purchase  or redeem  shares of the Fund,  that  broker  may  charge  you a fee.
Each order  accepted  will be fully  invested in whole and  fractional  shares, unless the purchase of a certain  number of whole shares is  specified,  at the net asset  value per share next  effective  after the order is  accepted by the
Fund.

Each  investment is confirmed by a  year-to-date  statement  which provides the details  of the  immediate  transaction,  plus all prior  transactions  in your account  during the current year.  This  includes the dollar  amount  invested, the  number of shares  purchased  or  redeemed,  the price per  share,  and the aggregate  shares owned.  A transcript  of all activity in your account  during the previous year will be furnished each January.

By  retaining  each annual  summary and the last  year-to-date  statement,  you have a complete  detailed history of your account which provides  necessary tax information.  A duplicate  copy of a past annual  statement is  available  from
Jones &  Babson,  Inc.  at its  cost,  subject  to a  minimum  charge of $5 per account, per year requested.

The shares  which you purchase  are held by the Fund in open  account,  thereby relieving  you of the  responsibility  of providing  for the  safekeeping  of a negotiable  share  certificate.  Jones & Babson  does not  intend  to issue new certificated shares to any accounts.

If an order  to  purchase  shares  must be  canceled  due to  non-payment,  the purchaser  will be  responsible  for any loss incurred by the Funds arising out of such cancellation.  To recover any such loss, the Funds

reserve  the right to  redeem  shares  owned by any  purchaser  whose  order is canceled,  and such  purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds  reserve the right in their sole  discretion  to withdraw  all or any part of the  offering  made by the  prospectus  or to  reject  purchase  orders when,  in the judgment of  management,  such  withdrawal or rejection is in the best interest of the Funds and their shareholders.

The Funds  reserve the right to refuse to accept  orders for Fund shares unless accompanied by payment,  except when a responsible  person has  indemnified the
Funds against  losses  resulting from the failure of investors to make payment.
In the event  that the  Funds  sustain a loss as the  result  of  failure  by a purchaser to make payment,  the Funds' underwriter,  Jones & Babson, Inc., will cover the loss.

Sales  (Redemptions).  We  will  not be  responsible  for the  consequences  of delays,  including  delays in the banking or Federal  Reserve wire systems.  We cannot  process  transaction  requests that are not complete and in good order.
We must  receive an endorsed  share  certificate  with a  signature  guarantee, where a certificate has been issued.

The right of  redemption  may be  suspended,  or the date of payment  postponed beyond  the  normal  three-day  period  by the  Board of  Directors  under  the following  conditions  authorized by the  Investment  Company Act of 1940:  (1)
for any period (a) during  which the New York Stock  Exchange is closed,  other than  customary  weekend and holiday  closing,  or (b) during which  trading on the New York Stock Exchange is  restricted;  (2) for any period during which an emergency  exists as a result of which (a) disposal by the Funds of  securities owned  by  it is  not  reasonably  practical,  or  (b)  it  is  not  reasonably practical for the Funds to determine  the fair value of its net assets;  or (3)
for such other periods as the Securities  and Exchange  Commission may by order permit for the protection of the Funds' shareholders.

The Funds  have  elected to be  governed  by Rule  18f-1  under the  Investment
Company  Act of 1940  pursuant  to which  the  Funds  are  obligated  to redeem shares  solely in cash up to the  lesser of  $250,000  or 1% of the  Fund's net
asset  value  during  any  90-day  period  for  any  one  shareholder.   Should
redemptions by any shareholder  exceed such  limitation,  a Fund may redeem the excess in kind.  If shares are  redeemed  in kind,  the  redeeming  shareholder may incur brokerage costs in converting the assets to cash.

Signature  Guarantees.  Signature  guarantees  normally  reduce the possibility of forgery  and are  required  in  connection  with each  redemption  method to
protect   shareholders  from  loss.   Signature   guarantees  are  required  in
connection  with all  redemptions  of  $10,000  or more by mail or  changes  in
share   registration,   except  as  provided  in  the   Prospectus.   Signature
guarantees  must  appear  together  with  the  signature(s)  of the  registered owner(s) on:

(1)   a written request for redemption in excess of $10,000;

(2)   a separate  instrument  of  assignment,  which  should  specify the total number of shares to be redeemed  (this "stock  power" may be obtained  from the
      Funds or from most banks or stock brokers); or

(3)   all stock certificates tendered for redemption.

(4)   Requests for redemptions  checks to be sent to a different payee, bank or address then we have on file.

How  Share  Price is  Determined.  The net asset  value  per share is  computed once daily,  Monday through Friday,  at 4:00 p.m.  (Eastern Time) except:  days when the Funds are not open for  business;  days on which  changes in the value of portfolio  securities will not materially  affect the net asset value;  days during  which no purchase  or  redemption  order is received by the Funds;  and customary holidays.

The  Funds do not  compute  their net asset  value on the  following  customary holidays:

New Year's Day                   January 1
Martin Luther King Jr. Day       Third Monday in January
Presidents' Holiday              Third Monday in February
Good Friday                      Friday before Easter
Memorial Day                     Last Monday in May
Independence Day                 July 4
Labor Day                        First  Monday in September
Thanksgiving Day                 Fourth Thursday in November
Christmas Day                    December 25

Additional Purchase and Redemption Policies.  We reserve the right to:

Waive or  increase  the minimum  investment  requirements  with  respect to any person or class of persons,  which include  shareholders  of the Fund's special investment programs.

Cancel or change the  telephone  investment  service,  the  telephone/telegraph exchange  service and the  automatic  monthly  investment  plan  without  prior notice to you where in the best interest of the Funds and its investors.

Begin  charging a fee for the  telephone  investment  service or the  automatic monthly  investment  plan and to cancel or change these  services  upon 15 days written notice to you.

Begin  charging  a fee for the  telephone/telegraph  service  and to  cancel or change the service upon 60 days written notice to you.

Begin  charging a fee for the systematic  redemption  plan upon 30 days written notice to you.

Waive signature  guarantee  requirements in certain  instances where it appears reasonable  to do so  and  will  not  unduly  affect  the  interests  of  other
shareholders.   We  may  waive  the  signature  guarantee  requirement  if  you authorize  the  telephone/telegraph  redemption  method  at the  same  time you submit the initial application to purchase shares.

Require  signature  guarantees if there appears to be a pattern of  redemptions designed  to avoid the  signature  guarantee  requirement,  or if we have other reason to believe that this  requirement  would be in the best interests of the
Funds and their shareholders.

                      MANAGEMENT OF THE COMPANY AND FUNDS

Directors and  Officers.  The Funds are managed by AFBA  Investment  Management
Company  subject to the  supervision  and control of the Board of  Directors of the Company.  The  following  lists the officers and  directors of the Company, their age, address and principle occupation.

*  John A.  Johnson  (63),  President  and  Director.  909 North  Washington
   Street,  Alexandria,  Virginia 22314.  President,  Chief Executive  Officer,
   Director, AFBA Financial Services Company, Inc.; President,  Chief Executive
   Officer,  Director, AFBA Life Insurance Company;  President, Chief Executive
   Officer,  Director, AFBA Investment Management Company; AFBA Administrators,
   Inc.; and AFBA Five Star Securities Company.

*  Stephen S. Soden (55)  Director.  Director of AFBA Five Star Fund,  Inc.;
   President and  Director,  Jones & Babson,  Inc.,  President and Director (or
   Trustee)  of the nine  investment  companies  within the Babson  Mutual Fund
   Group;  President and Director of the ten  investment  companies  within the
   UMB  Scout  Funds  group;  President  and  Director  of the five  investment companies  within the Buffalo Group of Mutual Funds;  President and Director
   of Investors Mark Series Fund, Inc.

*  John C. Kornitzer  (54).  7715 Shawnee  Mission  Parkway,  Shawnee  Mission,
   Kansas 66202.  President,  Kornitzer Capital Management,  Inc; formerly Vice
   President of Investments, Employers Reinsurance Corp.

*  Lieutenant General C.C. Blanton (70), USAF (Ret.), Director and
   Chairman. 909  North  Washington  Street,   Alexandria,   Virginia  22314.
   President,  Chief  Executive  Officer,  Armed  Forces  Benefit  Association;
   Chairman,  AFBA Financial Services Company, Inc.; Chairman,  AFBA Industrial
   Bank;  Chairman,  AFBA Life Insurance  Company;  Chairman,  AFBA  Investment
   Management Company.

   General  Monroe W. Hatch,  Jr.  (66),  USAF  (Ret.),  Director.  8210 Thomas
   Ashleigh Lane, Clifton,  Virginia, 20124. President,  Professional Services,
   Consultant to Industry; formerly Executive Director, Air Force Association.

   Brigadier  General  Henry J.  Sechler  (68),  USAF  (Ret.),  Director.  3190
   Fairview Park Drive, Falls Church,  Virginia 22030. Vice President,  General
   Dynamics Corp.

   General  Louis C.  Wagner,  Jr.  (68),  USA (Ret.),  Director.  6309 Chaucer
   Lane, Alexandria, Virginia 22304.  Private Consultant.

   P. Bradley Adams (39),  Vice  President and  Treasurer.  Vice  President and
   Chief  Financial  Officer,  AFBA Five Star Fund,  Inc.;  Vice  President and
   Treasurer,  Jones & Babson,  Inc.;  Vice President and Treasurer of the nine investment  companies  within the Babson Mutual Fund Group;  Vice  President and  Treasurer of the ten  investment  companies  within the UMB Scout Funds group; Vice President and Treasurer of the five investment  companies within the  Buffalo  Group  of  Mutual  Funds;  and  Principal  Financial  Officer,
   Investors Mark Series Fund, Inc.

   W. Guy Cooke  (39),  Vice  President  and  Chief  Compliance  Officer.  Vice
   President and Chief  Compliance  Officer,  AFBA Five Star Fund,  Inc.; Chief
   Compliance  Officer,   Jones  &  Babson,  Inc.;  Vice  President  and  Chief
   Compliance  Officer  of the nine  investment  companies  within  the  Babson
   Mutual Fund Group;  Vice President and Chief  Compliance  Officer of the ten
   investment  companies  within the UMB Scout Funds group;  Vice President and
   Chief  Compliance  Officer  of the  five  investment  companies  within  the
   Buffalo  Group of Mutual  Funds  Mr.  Cooke  joined  Jones & Babson in March
   1998  and  previously  was  Director  of  Compliance  at  American   Century
   Companies.

   Martin  A.  Cramer  (50),  Vice  President  and  Secretary.  Assistant  Vice
   President, AFBA Five Star Fund, Inc.; Vice President and Secretary,  Jones &
   Babson,  Inc.; Vice President and Secretary of the nine investment companies within the Babson  Mutual Fund Group;  Vice  President  and Secretary of the
   ten investment  companies  within the UMB Scout Funds group;  Vice President and Secretary of the five investment  companies  within the Buffalo Group of
   Mutual Funds; Secretary and Secretary, Investors Mark Series Fund, Inc.

   Kimberly  E.  Wooding  (32),   Treasurer.   909  North  Washington   Street,
   Alexandria,  Virginia 22314.  Chief Financial  Officer,  AFBA Life Insurance
   Company;  AFBA Investment  Management Company; and AFBA Five Star Securities
   Company.  Formerly, Manager, Price Waterhouse, LLP.

---------------------------------------
* Directors  who  are  interested  persons  as  that  term  is  defined  in the
  Investment Company Act of 1940, as amended.

Compensation.  None of the officers or  directors  will be  remunerated  by the
Funds for their normal duties and  services.  Their  compensation  and expenses arising  out of  normal  operations  will  be  paid by the  Manager  under  the provisions of the Management Agreement.

Messrs.  Hatch,  Wagner and Sechler have no financial interest in, nor are they affiliated with AFBA Investment  Management  Company,  Jones & Babson,  Inc. or
Kornitzer Capital Management, Inc.

The Audit  Committee of the Board of  Directors  is composed of Messrs.  Hatch,
Wagner and  Sechler.

The officers and directors as a group own less than 1% of any of the funds.

Manager and Investment  Counsel.  AFBA  Investment  Management  Company acts as manager  of  the  Fund  and  is  a  registered  investment  advisor  under  the
Investment  Advisors  Act of 1940.  It  organized  the Fund in 1997 and employs at  its  own  expense  Kornitzer  Capital  Management,  Inc.  to  serve  as its
investment  counsel  and  Jones  &  Babson,   Inc.  to  serve  as  Underwriter,
Distributor and Transfer Agent.

For its services as manager,  the Funds pay AFBA Investment  Management Company a fee at the  annual  rate of one  percent  (1%) of average  daily net  assets.
From these  management  fees AFBA  Investment  Management  Company pays all the
Funds'  expenses  except those  directly  payable by the Funds.  For  instance,
from  these   management   fees  AFBA   Investment   Management   Company  pays
Kornitzer  Capital  Management,  Inc.  a fee of 33/100 of 1% (.33%) and Jones &
Babson,  Inc. a fee of 33/100 of 1% (.33%) of average  net daily  assets.  AFBA
Investment  Management,  Inc.  received the following  management fees from the respective Funds for the time periods indicated:

                              Fiscal                   Fiscal
                              -------                  ------
                            Year Ended  Fiscal Year  Year Ended
                            ----------- ------------ ----------
                            March 31,   Ended March  March 31,
                            ----------  ------------ ---------
    Name of Fund               1998       31, 1999      2000
    ------------               ----       --------      ----
    AFBA Five Star            $6,582      $40,019      $62,926
      Balanced Fund
    AFBA Five Star Equity     $17,203     $56,947     $ 95,190
      Fund
    AFBA Five Star High       $5,759      $29,036     $ 46,250
      Yield Fund
    AFBA Five Star USA        $15,266     $43,588     $ 91,231
      Global Fund

Kornitzer  Capital  Management,  Inc.  was  founded  in 1989.  It is a  private investment research and counseling  organization serving individual,  corporate and other  institutional  clients.  Kornitzer  Capital  Management,  Inc.  also serves  as  investment  adviser  to the  Buffalo  Group of  Mutual  Funds.  The following  amounts  were paid to  Kornitzer  Capital  Management,  Inc. for its services from AFBA Investment Management, Inc.:

                             Fiscal                  Fiscal Year
                             -------                 -----------
                           Year Ended  Fiscal Year   Ended March
                           ----------- ------------  -----------
                           March 31,   Ended March     31, 2000
                           ----------  ------------    --------
   Name of Fund               1998       31, 1999
   ------------               ----       --------
   AFBA Five Star            $2,172      $13,339        $20,954
   Balanced Fund
   AFBA Five Star Equity     $5,677      $18,965        $31,698
   Fund
   AFBA Five Star High       $1,900       $9,679        $15,401
   Yield Fund
   AFBA Five Star USA        $5,038      $14,555        $30,380
   Global Fund

Code  of  Ethics.  The  Funds,  their  investment   adviser,   sub-adviser  and
principal  underwriter  have  adopted a code of ethics,  as required by federal securities  laws.  Under each code of ethics,  persons  who are  designated  as access  persons  may  engage in  personal  securities  transactions,  including transactions  involving  securities  that may be purchased or sold by any Fund, subject to certain general  restrictions  and  procedures.  Each code of ethics contains provisions  designed to substantially  comply with the recommendations contained in the  Investment  Company  Institute's  1994 Report of the Advisory
Group  on  Personal  Investing.  The  codes  of  ethics  are on file  with  the
Securities and Exchange Commission.

Custodian.  The Funds' assets are held for safe-keeping by an independent custodian, UMB Bank, n.a.  This means UMB Bank, n.a., rather than Funds, has possession of the Funds' cash and securities.  UMB Bank, n.a. is not responsible for the Funds' investment management or administration.  But, as directed by the Funds' officers, it delivers cash to those who have securities to a Fund in return for such securities, and to those who have purchased securities from a Fund, it delivers such securities in return for their cash purchase price.  It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of a Fund's expenses.  The custodian is compensated by the manager.  There is no charge to the Funds.

Independent Auditors.  The Funds' financial statements are audited by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification.  Ernst & Young
LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City,
Missouri 64105, is the present auditor for the Funds.

Underwriter,  Distributor  and Transfer  Agent.  The manager employs at its own expense,  Jones & Babson,  Inc.  as the  Funds'  underwriter,  distributor  and transfer  agent.  The following  amounts were paid to Jones & Babson,  Inc. for its services from AFBA Investment Management, Inc.:

                           Fiscal                   Fiscal Year
                           -------                  -----------
                         Year Ended   Fiscal Year   Ended March
                         -----------  ------------  -----------
                         March 31,    Ended March     31, 2000
                         ----------   ------------    --------
 Name of Fund               1998        31, 1999
 ------------               ----        --------
 AFBA Five Star            $2,172        $3,120        $13,844
 Balanced Fund
 AFBA Five Star Equity     $5,677       $10,224        $26,653
 Fund
 AFBA Five Star High       $1,900          $0          $6,938
 Yield Fund
 AFBA Five Star USA        $5,038        $4,071        $25,545
 Global Fund

Jones and Babson,  Inc.  also  sponsors and manages,  in  association  with its investment  counsel,  David L. Babson & Co. Inc., nine no-load funds comprising the Babson Mutual Fund Group.

Jones & Babson,  Inc. also sponsors  eleven mutual funds which  especially seek
to  provide   services  to  customers  of  affiliate  banks  of  UMB  Financial
Corporation which are known as the UMB Scout Funds.

Jones & Babson, Inc. also manages and sponsors the Buffalo Group of Mutual
Funds.

                            DISTRIBUTIONS AND TAXES

Distributions  of net investment  income.  A Fund receives income  generally in the form of  dividends  and  interest on its  investments.  This  income,  less expenses  incurred  in the  operation  of a  Fund,  constitutes  a  Fund's  net investment  income from which  dividends may be paid to you. Any  distributions by a Fund from such income will be taxable to you as ordinary  income,  whether you take them in cash or in additional shares.

Distributions  of capital  gains.  A Fund may derive  capital  gains and losses in connection  with sales or other  dispositions  of its portfolio  securities.
Distributions  from net  short-term  capital  gains  will be  taxable to you as ordinary  income.  Distributions  from  net  long-term  capital  gains  will be taxable to you as long-term  gains,  regardless  of how long you have held your shares in a Fund.  Any net capital gains  realized by a Fund  generally will be distributed  once  each  year,  and  may be  distributed  more  frequently,  if necessary, in order to reduce or eliminate excise or income taxes on a Fund.

Information  on the tax character of  distributions.  A Fund will inform you of the amount of your ordinary  income  dividends and capital gains  distributions at the time  they are  paid,  and will  advise  you of  their  tax  status  for federal  income tax purposes  shortly  after the close of each  calendar  year.
If you have not held Fund  shares for a full  year,  a Fund may  designate  and distribute  to you, as ordinary  income or capital gain, a percentage of income that is not  equal to the  actual  amount  of such  income  earned  during  the period of your investment in a Fund.

Election to be taxed as a regulated  investment  company.  Each Fund intends to elect to be treated as a regulated  investment  company  under  Subchapter M of
the  Internal  Revenue  Code.  As  a  regulated   investment  company,  a  Fund
generally  pays no income tax on the income  and gains it  distributes  to you.
The Board reserves the right not to maintain the  qualification  of a Fund as a regulated  investment  company  if it  determines  such  course of action to be beneficial  to  shareholders.  In such case, a Fund will be subject to federal, and  possibly  state,  corporate  taxes on its  taxable  income and gains,  and distributions  to you will be taxed as ordinary  dividend  income to the extent of a Fund's earnings and profits.

Excise tax  distribution  requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code  requires a Fund to  distribute to you by December 31 of each year, at a minimum,  the following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital gain net income earned  during the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts  from the prior year.  Each Fund  intends to declare and pay these  amounts  in  December  (or in  January  that are  treated  by you as received in December) to avoid these excise  taxes,  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption  of Fund  shares.  Redemptions  and  exchanges  of Fund  shares are taxable  transactions  for  federal  and  state  income  tax  purposes.  If you redeem  your  Fund  shares,  or  exchange  your  Fund  shares  for  shares of a different  AFBA Five Star Fund,  the IRS will require that you report a gain or loss on your  redemption  or  exchange.  If you hold  your  shares as a capital asset,  the gain or loss  that you  realize  will be  capital  gain or loss and will be  long-term  or  short-term,  generally  depending  on how long you hold your shares.  Any loss  incurred on the  redemption  or exchange of shares held for six  months or less will be  treated  as a  long-term  capital  loss to the extent of any  long-term  capital gains  distributed  to you by a Fund on those shares.

All or a  portion  of any loss that you  realize  upon the  redemption  of your
Fund shares will be  disallowed  to the extent that you buy other shares in the
Fund (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under  these rules will be added to your tax basis in the new shares you buy.

U.S.  government  obligations.  Many states grant tax-free  status to dividends
paid  to  you  from  interest   earned  on  direct   obligations  of  the  U.S.
government,  subject in some  states to minimum  investment  requirements  that
must  be  met  by  the  Fund.   Investments  in  Government  National  Mortgage
Association  or  Federal  National  Mortgage  Association  securities,  bankers acceptances,  commercial  paper and  repurchase  agreements  collateralized  by
U.S.  government  securities do not generally  qualify for tax-free  treatment.
The rules on exclusion of this income are different for corporations.

Dividends-received   deduction  for  corporations.   If  you  are  a  corporate
shareholder,  you should note that the Funds  anticipate  that some  percentage of the dividends  they pay will qualify for the  dividends-received  deduction.
In  some  circumstances,   you  will  be  allowed  to  deduct  these  qualified
dividends,  thereby  reducing  the tax that you would  otherwise be required to pay on these  dividends.  The  dividends-received  deduction  will be available only with  respect  to  dividends  designated  by a Fund as  eligible  for such treatment.  All  dividends  (including  the deducted  portion) must be included in your alternative minimum taxable income calculation.

                             FINANCIAL STATEMENTS

The audited  financial  statements of the Fund which are contained in the March
31, 2000 Annual Report to Shareholders are incorporated herein by reference.

Unaudited reports to shareholders will be published at least semiannually.

                        GENERAL INFORMATION AND HISTORY

The AFBA Five Star Fund,  Inc. is  incorporated  in the State of  Maryland  and registered as an investment  company under the Investment  Company Act of 1940.
All  shares  issued by each  portfolio  within  the Fund are of same class with like  rights  and  privileges  as other  shares  issued by the same  portfolio.
Each full and fractional  share,  issued and outstanding,  has (1) equal voting rights with respect to matters that affect the Funds,  and (2) equal  dividend, distribution  and  redemption  rights to the  assets of the Fund.  Shares  when issued are fully paid and  non-assessable.  The Funds may create  other  series of  stock  but will  not  issue  senior  securities.  Shareholders  do not have pre-emptive or conversion rights.

Non-cumulative  voting - Shares of the Fund have non-cumulative  voting rights, which  means that the holders of 50% of the shares  voting for the  election of directors  can elect  100% of the  directors,  if they  choose to do so, and in such event,  the holders of the  remaining  less than 50% of the shares  voting will not be able to elect any directors.

The Fund will not hold  annual  meetings  except as  required  by the  Investment
Company Act of 1940 and other  applicable  laws.  Under  Maryland  law, a special meeting  of  shareholders  of the  Fund  must be held if the  Fund  receives  the written  request for a meeting  from the  shareholders  entitled to cast at least
25% of all the votes entitled to be cast at the meeting.

The Fund has undertaken  that its Directors  will call a meeting of  shareholders if such a meeting is  requested  in  writing by the  holders of not less than 10%
of the outstanding shares of the Fund.

                            FIXED INCOME SECURITIES
                             DESCRIBED AND RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA   Highest  Grade.   These  securities   possess  the  ultimate  degree  of
      protection  as to  principal  and  interest.  Marketwise,  they  move with interest rates, and hence provide the maximum safety on all counts.

AA    High  Grade.  Generally,  these  bonds  differ  from AAA issues  only in a small degree.  Here too, prices move with the long-term money market.

A     Upper-medium Grade. They have considerable  investment  strength,  but are not entirely  free from  adverse  effects of changes in economic and trade
      conditions.   Interest  and   principal   are   regarded  as  safe.   They
      predominately  reflect  money rates in their market  behavior but, to some extent, also economic conditions.

BBB   Bonds  rated BBB are  regarded  as having  an  adequate  capacity  to pay
      principal  and  interest.   Whereas  they  normally  exhibit   protection
      parameters,  adverse economic  conditions or changing  circumstances  are more  likely  to  lead  to a  weakened  capacity  to  pay  principal  and interest for bonds in this category than for bonds in the A category.

BB, B, CCC,  CC Bonds  rated BB, B, CCC and CC are  regarded,  on  balance,  as predominantly  speculative  with  respect  to  the  issuer's  capacity  to  pay
interest   and  repay   principal   in   accordance   with  the  terms  of  the
obligations.  BB  indicates  the  lowest  degree  of  speculation  and  CC  the highest  degree  of  speculation.  While  such  bonds  will  likely  have  some
quality  and  protective   characteristics,   these  are  outweighed  by  large
uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa   Best Quality.  These  securities carry the smallest degree of investment risk and are  generally  referred  to as  "gilt-edge."  Interest  payments are  protected  by a large,  or by an  exceptionally  stable  margin,  and principal  is secure.  While the various  protective  elements  are likely to change,  such changes as can be visualized  are most unlikely to impair the fundamentally strong position of such issues.

Aa    High  Quality by All  Standards.  They are rated lower than the best bonds because  margins of protection  may not be as large as in Aaa  securities, fluctuation of protective  elements may be of greater amplitude,  or there may be other  elements  present  which  make the  long-term  risks  appear somewhat greater.

A     Upper-medium  Grade.  Factors  giving  security to principal  and interest are  considered  adequate,  but  elements may be present  which  suggest a susceptibility to impairment sometime in the future.

Baa   Bonds which are rated Baa are  considered  as medium grade  obligations,
      i.e.,  they are neither  highly  protected  nor poorly  secured.  Interest payments and  principal  security  appear  adequate  for the present,  but certain  protective  elements may be lacking or may be  characteristically unreliable  over any great  length of time.  Such bonds  lack  outstanding investment  characteristics  and in fact have speculative  characteristics as well.

Ba    Bonds  which are rated Ba are  judged  to have  predominantly  speculative elements;  their future cannot be  considered  as well assured.  Often the protection  of interest and  principal  payments may be very  moderate and thereby  not well  safeguarded  during  both good and bad  times  over the future.  Uncertainty of position characterizes bonds in this class.

B     Bonds which are rated B generally  lack  characteristics  of the desirable investment.  Assurance of interest and principal  payments or  maintenance of other terms of the contract over any long period of time may be small.

Caa   Bonds  which are rated Caa are of poor  standing.  Such issues may be in default  or there may be  present  elements  of  danger  with  respect  to principal or interest.

Ca    Bonds which are rated Ca represent  obligations  which are  speculative in a high  degree.  Such  issues are often in  default  or have other  marked shortcomings.

Description of Commercial Paper Ratings:

Moody's . . . Moody's  commercial  paper rating is an opinion of the ability of an issuer to repay  punctually  promissory  obligations  not having an original maturity  in excess  of nine  months.  Moody's  has one  rating - prime.  Every such prime rating means Moody's  believes that the  commercial  paper note will be redeemed as agreed.  Within this single  rating  category are the  following classifications:

      Prime - 1      Highest Quality
      Prime - 2      Higher Quality
      Prime - 3      High Quality

  The criteria used by Moody's for rating a commercial  paper issuer under this graded system include, but are not limited to the following factors:

  (1) evaluation of the management of the issuer;

  (2) economic  evaluation  of the  issuer's  industry  or  industries  and an appraisal  of  speculative  type risks  which may be  inherent  in certain areas;

  (3) evaluation  of the  issuer's  products in relation  to  competition  and customer acceptance;

  (4) liquidity;

  (5) amount and quality of long-term debt;

  (6) trend of earnings over a period of ten years;

  (7) financial  strength of a parent  company and  relationships  which exist with the issuer; and

  (8) recognition  by the  management of  obligations  which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.

S&P . . .Standard & Poor's  commercial paper rating is a current  assessment of the  likelihood of timely  repayment of debt having an original  maturity of no more than 270 days.  Ratings  are graded  into four  categories,  ranging  from
"A" for the  highest  quality  obligations  to "D" for  the  lowest.  The  four categories are as follows:

  A   Issues  assigned this highest rating are regarded as having the greatest capacity  for  timely  payment.  Issues  in this  category  are  further refined  with the  designations  1, 2, and 3 to  indicate  the  relative degree of safety.

  A-1 This  designation  indicates that the degree of safety  regarding timely payment is very strong.

  A-2 Capacity for timely  payment on issues with this  designation is strong.
      However, the relative degree of safety is not as over-whelming.

  A-3 Issues  carrying  this  designation  have a  satisfactory  capacity  for timely  payment.  They are,  however,  somewhat  more  vulnerable to the adverse effects of changes in circumstances  than  obligations  carrying the higher designations.

  B   Issues  rated "B" are  regarded as having only an adequate  capacity for timely  payment.  Furthermore,  such capacity may be damaged by changing conditions or short-term adversities.

  C   This rating is assigned to short-term debt  obligations  with a doubtful capacity for payment.

  D   This  rating  indicates  that the  issuer  is either  in  default  or is expected to be in default upon maturity.

                           AFBA FIVE STAR FUND, INC.

                                    PART C

                               OTHER INFORMATION

ITEM 23.   EXHIBITS.

    (a)(1) Articles of Incorporation dated January 6, 1997 are incorporated herein by reference to Exhibit No. EX-99.23(a)(1) of
           Registrant's Registration Statement on Form N-1A as filed with the
           Securities and Exchange Commission (the "SEC") via EDGAR on June 1,
           1999.

    (a)(2) Articles Supplementary dated February 27, 1997 are
           incorporated herein by reference to Exhibit No. EX-99.23(a)(2) of
           Registrant's Registration Statement on Form N-1A as filed with the
           SEC via EDGAR on June 1, 1999.

       (b) By-Laws are incorporated herein by reference to Exhibit No.
           EX-99.23(b) of Registrant's Registration Statement on Form N-1A as
           filed with the SEC via EDGAR on June 1, 1999.

       (c) Specimen copies of securities of the Registrant are incorporated herein by reference to Exhibit No. EX-99.23(c) of Registrant's
           Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

    (d)(1) Management Agreement between AFBA Investment Management
           Company and AFBA Five Star Fund, Inc. dated June 2, 1997 is incorporated herein by reference to Exhibit No. EX-99.23(d)(1) of
           Registrant's Registration Statement on Form N-1A as filed with the
           SEC via EDGAR on June 1, 1999.

    (d)(2) Investment Counsel Agreement between AFBA Investment
           Management Company and Kornitzer Capital Management, Inc. dated
           June 2, 1997 is incorporated herein by reference to Exhibit No. EX
           99.23(d)(2) of Registrant's Registration Statement on Form N-1A as
           filed with the SEC via EDGAR on June 1, 1999.

      (e)  Underwriting Agreement between Jones & Babson, Inc. and ABFA Five
           Star Fund, Inc. dated June 2, 1997 is incorporated herein by reference to Exhibit No. EX-99.23(e) of Registrant's Registration
           Statement on Form N-1A as filed with the SEC via EDGAR on June 1,
           1999.

      (f)  Bonus or Profit Sharing Contracts.

           Not Applicable.

      (g)  Custodian Agreement between UMB Bank, n.a. and the Registrant dated
           May 5, 1997 is incorporated herein by reference to Exhibit No.
           EX-99.23(g) of Registrant's Registration Statement on Form N-1A as
           filed with the SEC via EDGAR on June 1, 1999.

      (h)  Transfer Agency Agreement between Jones & Babson, Inc. and the
           Registrant dated June 2, 1997 is incorporated herein by reference to Exhibit No. EX-99.23(h) of Registrant's Registration Statement
           on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

      (i)  Opinion and Consent of Counsel as to the legality of the securities issued by the Registrant is filed herewith as Exhibit No.
           EX-99.i.

   (j)(1)  Auditor's Consent is filed herewith as Exhibit No. EX-99.j.1.

   (j)(2)  Power of Attorney for Registrant is incorporated herein by reference to Exhibit No. EX-99.23(j)(2) of Registrant's
           Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999.

      (k)  Omitted Financial Statements.

           Not Applicable.

      (l)  Initial Capital Agreements.

           Not Applicable.

      (m)  Rule 12b-1 Plan.

           Not Applicable.

      (n)  Rule 18f-3 Plan.

           Not Applicable.

  (p)(1)   The Code of Ethics of the investment manager, AFBA Investment
           Management Company is filed herewith as Exhibit No. EX-99.p.1.

  (p)(2)   The joint Code of Ethics of the Registrant and the
           underwriter, Jones & Babson, Inc. is filed herewith as Exhibit No.
           EX-99.p.2.

  (p)(3)   The Code of Ethics of the sub-adviser for each Fund, Kornitzer
           Capital Management, Inc. is filed herewith as Exhibit No.
           EX-99.p.3.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

      None.

ITEM 25.   INDEMNIFICATION.

      Under the terms of the Maryland General Corporation Law and the
Registrant's By-Laws, the Registrant shall indemnify any persons who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the
Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances.  Such determination shall be made:

      (i)  by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

      (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

      No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of AFBA Investment Management Company and Kornitzer
Capital Management, Inc. is the provision of investment management services to individuals and businesses.

ITEM 27.   PRINCIPAL UNDERWRITER.

      (a)  Jones & Babson, Inc., the principal underwriter of the Registrant, also acts as principal underwriter for the following:

      UMB Scout Stock Fund, Inc.
         -UMB Scout Stock Fund
         -UMB Scout Stock Select Fund
      UMB Scout WorldWide Fund, Inc.
        -UMB Scout WorldWide Fund
        -UMB Scout WorldWide Select Fund
      UMB Scout Regional Fund, Inc.
      UMB Scout Balanced Fund, Inc.
      UMB Scout Bond Fund, Inc.
      UMB Scout Capital Preservation Fund, Inc.
      UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
      UMB Scout Money Market Fund, Inc.
      UMB Scout Tax-Free Money Market Fund, Inc.
      UMB Scout Funds
        -UMB Scout Technology Fund
        -UMB Scout Equity Index Fund

      David L. Babson Growth Fund, Inc.
      Babson Enterprise Fund, Inc.
      Babson Enterprise Fund II, Inc.
      D.L. Babson Money Market Fund, Inc.
        -Prime Portfolio
        -Federal Portfolio
      D.L. Babson Tax-Free Income Fund, Inc.
        -Portfolio S
        -Portfolio L
        -Portfolio MM

      D.L. Babson Bond Trust
        -Portfolio L
        -Portfolio S
      Babson Value Fund, Inc.
      Shadow Stock Fund, Inc.
      Babson-Stewart Ivory International Fund, Inc.

      Buffalo Balanced Fund, Inc.
      Buffalo Equity Fund, Inc.
      Buffalo USA Global Fund, Inc.
      Buffalo High Yield Fund, Inc.
      Buffalo Small Cap Fund, Inc.

      Investors Mark Series Fund, Inc.

      (b)  Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 20 of Part B:

Name and Principal      Position & Offices    Positions & Offices
 Business Address        with Underwriter         with Registrant
 ----------------        ----------------          ---------------

Stephen S. Soden            President and             Director
700 Karnes Blvd.               Director
Kansas City, MO
64108-3306

Giorgio Balzer                 Director                 None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert T. Rakich               Director                 None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter               Director                 None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer               Director                 None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Vernon W. Voorhees             Director                 None
700 Kansas City, MO
64108-3306

P. Bradley Adams          Vice President and     Vice President and
700 Karnes Blvd.              Treasurer              Treasurer
Kansas City, MO
64108-3306

Martin A. Cramer          Vice President and     Vice President and
700 Karnes Blvd.              Secretary              Secretary
Kansas City, MO
64108-3306

      (c)  The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrant pursuant to the principal underwriting agreement.

ITEM 28.   LOCATION OF ACOUNTS AND RECORDS.

      Each account, book or other document required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17
CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones & Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City,
Missouri 64108-3306.

ITEM 29.   MANAGEMENT SERVICES.

      There are no management related service contracts not discussed in Part
A or Part B.

ITEM 30.   UNDERTAKINGS.

      Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as
amended.

                                 SIGNATURES

      Pursuant to the  requirements  of the  Securities Act of 1933, as amended
(the "1933  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  certifies that it meets all of the requirements  for  effectiveness of this  Registration  Statement  under Rule 485(b)  under the 1933 Act and has duly  caused  this  Registration  Statement  to be signed on its  behalf by the undersigned, duly authorized, on the 26th day of July, 2000.

                                    AFBA Five Star Fund, Inc.
                                    Registrant

                                    /s/ John A. Johnson
                                    -------------------
                                    John A. Johnson
                                    President

      Pursuant  to  the  requirements  of  the  1933  Act,  this   Registration
Statement  has been signed  below by the  following  persons in the  capacities and the date(s) indicated.

Signature                          Title                         Date
---------                          -----                         ----

/s/ John A. Johnson         President and Director           July 26, 2000
-------------------
John A. Johnson

/s/ C.C. Blanton                  Director                   July 26, 2000
----------------
C.C. Blanton

/s/ Monroe W. Hatch, Jr.          Director                   July 26, 2000
------------------------
Monroe W. Hatch, Jr.*

/s/ John C. Kornitzer             Director                   July 26, 2000
---------------------
John C. Kornitzer*

/s/ Henry J. Sechler              Director                   July 26, 2000
--------------------
Henry J. Sechler*

/s/ Stephen S. Soden              Director                   July 26, 2000
--------------------
Stephen S. Soden

/s/ Louis C. Wagner, Jr.           Director                  July 26, 2000
------------------------
Louis C. Wagner, Jr.*

/s/ P. Bradley Adams       Vice President and Principal      July 26, 2000
--------------------     Financial and Accounting Officer
P. Bradley Adams

*By:  /s/ C.C. Blanton
      ----------------
      C.C. Blanton
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed.)

                                 EXHIBIT INDEX

        Exhibit                     Exhibit No.
        -------                     -----------

        Opinion of Counsel          EX-99.i

        Auditors Consent            EX-99.j.1

        Code of Ethics (Manager)    EX-99.p.1

        Code of Ethics of           EX-99.p.2
        Registrant and Underwriter

        Code of Ethics              EX-99.p.3
        (Sub-Adviser)

                                                   Exhibit No. EX-99.i
                                  Law Office

                     Stradley, Ronon, Stevens & Young, LLP

                           2600 One Commerce Square
                     Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000

Direct Dial: (215) 564-8115

                                 July 27, 2000

AFBA Five Star Fund, Inc.
c/o Jones & Babson, Inc.
700 Karnes Boulevard
Kansas City, MO 64108

      Re:  Legal Opinion-Securities Act of 1933
           ------------------------------------

Ladies and Gentlemen:

           We have examined the Articles of Incorporation, as amended and supplemented (the "Articles"), of AFBA Five Star Fund, Inc. (the "Fund"), a
series corporation organized under Maryland law, the By-Laws of the Fund, and its proposed form of share certificates (if any), all as amended to date, and the various pertinent corporate proceedings we deem material.  We have also examined the Notification of Registration and the Registration Statements
filed on behalf of the Fund under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Securities Act of 1933, as
amended (the "Securities Act"), all as amended to date, as well as other items we deem material to this opinion.

           The Fund is authorized by the Articles to issue forty million
(40,000,000) shares of all classes of common stock at a par value of one dollar ($1.00) per share and an aggregate par value of forty million dollars
($40,000,000) and currently issues shares of the AFBA Five Star Balanced
Fund, AFBA Five Star Equity Fund, AFBA Five Star High Yield Fund and AFBA
Five Star USA Global Fund classes of shares of the Fund.  The Articles also empowers the Board to designate any additional classes or sub-classes and allocate shares to such classes.

           The Fund has filed with the U.S. Securities and Exchange Commission a registration statement under the Securities Act, which registration statement is deemed to register an indefinite number of shares of the Fund pursuant to the provisions of Section 24(f) of the Investment Company Act.
You have further advised us that the Fund has filed, and each year hereafter will timely file, a Notice pursuant to Rule 24f-2 under the Investment
Company Act perfecting the registration of the shares sold by the Fund during each fiscal year during which such registration of an indefinite number of shares remains in effect.

           You have also informed us that the shares of the Fund have been, and will continue to be, sold in accordance with the Fund's usual method of distributing its registered shares, under which prospectuses are made available for delivery to offerees and purchasers of such shares in accordance with Section 5(b) of the Securities Act.

           Based upon the foregoing information and examination, so long as the Fund remains a valid and subsisting entity under the laws of its state of organization, and the registration of an indefinite number of shares of the
Fund remains effective, the authorized shares of the Fund when issued for the consideration set by the Board of Directors pursuant to the Articles, and subject to compliance with Rule 24f-2, will be legally outstanding, fully-paid, and non-assessable shares, and the holders of such shares will have all the rights provided for with respect to such holding by the Articles and the laws of the State of Maryland.

           We hereby consent to the use of this opinion, in lieu of any other, as an exhibit to the Registration Statement of the Fund, along with any amendments thereto, covering the registration of the shares of the Fund under the Securities Act and the applications, registration statements or notice filings, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and we further consent to reference in the registration statement of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by
us.

                          Very truly yours,
                          STRADLEY, RONON, STEVENS & YOUNG, LLP

                          BY:  /s/ Bruce G. Leto
                              ------------------
                              Bruce G. Leto

                                                     Exhibit No. EX-99.j.1

                         Consent of Independent Auditors

    We consent to the references to our firm under the captions "Financial
    Highlights" in the Prospectus and "Independent Auditors" in the
    Statement of Additional Information and to the incorporation by reference of our report dated April 28, 2000 in the Post-Effective
    Amendment No. 4 to the Registration Statement (Form N-1A) and related
    Prospectus and Statement of Additional Information of AFBA Five Star
    Fund, Inc. filed with the Securities and Exchange Commission in this
    Post-Effective Amendment No. 4 under the Securities Act of 1933
    (Registration No. 333-20637) and Amendment No. 7 under the Investment
    Company Act of 1940 (Registration No. 811-8035).

                                                         Ernst & Young LLP

    Kansas City, Missouri
    July 20, 2000

                                                     Exhibit No. EX-99.p.1

                      AFBA INVESTMENT MANAGEMENT COMPANY

                                CODE OF ETHICS
                            (Revised January 2000)

    Terms which are in bold italics in the text are defined in Appendix 1.
-------------------------------------------------------------------------------

I.    Purpose of Code.

The Code of Ethics establishes rules that govern personal investment activities of the officers and directors of AFBA Investment Management
Company ("IMCO"), investment manager to the AFBA Five Star Fund, Inc. (the
"Fund").  See Schedule A

II.   Why Do We Have a Code of Ethics?

A.    We want to protect our Clients.

        We have a duty to place the interests of the shareholders of the Fund first and to avoid even the appearance of a conflict of interest.
        This is how we earn and keep the trust of Fund shareholders.  We must conduct ourselves and our personal securities transactions in a manner that does not create a conflict of interest with the Fund or their shareholders, or take unfair advantage of our relationship with them.

B.    Federal law requires that we have a Code of Ethics

        The Investment Company Act of 1940 and the Investment Advisers Act of
        1940 require that we have in place safeguards to prevent behavior and activities that might disadvantage the Funds or their shareholders.
        These safeguards are embodied in this Code of Ethics.1

1 Section 17j of the Investment Company Act of 1940 and Rule 17j-1
  thereunder as revised in 1999 and Section 204A of the Investment Advisers Act
  of 1940 and Rule 204-2 thereunder serve as a basis for much of what is contained in this Code of Ethics.

III.  Does the Code of Ethics Apply to You?

Yes!  All employees (including contract personnel) of IMCO and the Fund must observe the principles contained in the Code of Ethics.  Any director, officer, employee or contractor of IMCO or the Fund who is already subject to a substantially similar (as determined by IMCO's compliance officer) Code of
Ethics because of their association with a separate company, will not be subject to this Code of Ethics.

There are different categories of restrictions on personal investing activities.  The category in which you have been placed generally depends on your job function, although unique circumstances may prompt us to place you in a different category.  The range of categories is as follows:

    -----------------------------------------------------------------
    Fewest Restrictions                           Most Restrictions
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    Access Person        Investment Person          Portfolio Person
    -----------------------------------------------------------------

        In addition, there is a fifth category for Independent Directors.  The standard profiles for each of the categories is described below:

A.    Portfolio Persons.

        Portfolio Persons are those employees entrusted with direct responsibility and authority to make investment decisions affecting one or more Funds.

B.    Investment Persons.

        Investment Persons are financial analysts, investment analysts, traders and other employees who provide information or advice to a portfolio management team or who help execute the portfolio management team's decisions.
C.    Access Persons.

      You are an Access Person if, as part of your job, you do any of the following:
   •participate in the purchase or sale of securities for Fund portfolios;
   •perform a function which relates to the making of recommendations with respect to such purchases or sales of securities for Fund
         portfolios; OR
   •have the ability to obtain information regarding the purchase or sale of securities for Fund portfolios.

      In addition, you are an Access Person if you are any of the following:
   •an officer or "interested" director of any Fund; OR
   •an officer or director of AFBA Investment Management Company.

        As an Access Person, if you know that during the 5 days immediately preceding or after the date of your transaction, the same security was
        (1) held by the Fund and was being considered for sale, or (2) being considered for purchase by the Fund, you must preclear your personal security transaction requests in accordance with Section IV A.

D.    Independent Directors.

        If you are a director and are not an "interested" director as defined in the Investment Company Act of 1940 ("Independent Director"), you
        are subject only to Sections II, VII, VIII and IX of this Code of
        Ethics.  However, if you know, or in the ordinary course of fulfilling your official duties as an Independent Director should know, that during the 15 days immediately preceding or after the date of your transaction, the same security was (1) purchased or sold by the Fund, or (2) was being considered for purchase or sale by the Fund, you will be considered an Access Person for the purpose of trading in that security, and you must comply with all the requirements applicable to
        Access Persons.

IV.   Restrictions on Personal Investing Activities.

A.    Investment and Portfolio Persons Preclearance of Personal Securities
      Transactions.

      Before either of the following things happen:
        •the purchase or sale of a security for your own account; OR
        •the purchase or sale of a security for an account for which you are a beneficial owner

        you must follow the following preclearance procedures:

        1. Preclear the transaction with IMCO's Compliance Officer.

            E-mail your request to LLENNON@AFBA.COM or fill out a
            pre-clearance request form, and provide the following information:

               •Issuer name;
               •Ticker symbol or CUSIP number;
               •Type of security (stock, bond, note, etc.);
               • Maximum expected dollar amount of proposed transaction; AND
               • Nature of transaction (purchase or sale)

        2. If you receive preclearance for the transaction2:

            You have 5 business days to execute your transaction.

B.    Investment and Portfolio Persons: Additional Restrictions.

        1. Initial Public Offerings.

            You cannot acquire securities issued in an initial public offering.

2   How does IMCO determine whether to approve or deny your preclearance request?  See Appendix 4 for a description of the process.

        2. Private Placements.

            Before you acquire any securities in a private placement, you must obtain written approval from IMCO's compliance officer3.  Once you receive approval, you cannot participate in any subsequent consideration of an investment in that issuer for the Fund.

        3. Short-Term Trading Profits.

            You cannot profit from any purchase and sale, or sale and
            purchase, of the same (or equivalent) securities within sixty (60)
            calendar days.

C.    Portfolio Persons:  Blackout Period.

        If you are a Portfolio Person, you may not purchase or sell a security within seven (7) days before and after a Fund that you manage executes a trade in that security.

V.    Reporting Requirements.

A.    Disclosure of Personal Securities Holdings
      [Access, Investment and Portfolio Persons]

        Upon commencement of employment or acquisition of Access Person status, whichever is sooner, and annually thereafter, you must report all securities holdings to the compliance officer.  Your Initial
        Holdings Report is due no later than 10 days after you are designated an Access Person while your Annual Holdings Report is due no later than 30 days after year-end.  The report must include all securities beneficially owned by you (including securities owned by certain family members), except for code-exempt securities.

B.    Quarterly Report of Securities Transactions
      [Access, Investment and Portfolio Persons]

        Each quarter you must report the purchase or sale of a security in which you have (or will have) any direct or indirect beneficial
        ownership.   This may include securities owned by certain family
        members.  See Appendix 2 for details.  (You do not need to report transactions in code-exempt securities.) IMCO will provide you with a form of report.  You must file your report no later than 10 days after the end of each calendar quarter.

        On the report you must state whether you have engaged in a securities transaction during the quarter, and if so provide the following information about each transaction:

      •The date of the transaction, the description and number of shares, and the principal amount of each security involved;
      •The nature of the transaction, that is, purchase, sale or any other type of acquisition or disposition;

3  If you are the compliance officer, you must receive your approval from the
   President.

      •The transaction price; AND
      •The name of the broker, dealer or bank through which the transaction was effected.

C.    Duplicate Confirmations
      [Access, Investment and Portfolio Persons].

        You must instruct your broker-dealer to send duplicate confirmations of all transactions (excluding transactions in code-exempt securities) in such accounts to:
                     AFBA investment Management Company
                     909 North Washington Street
                     Alexandria, Virginia 22314
                     Attention:  Compliance Officer

        Please note that "your broker-dealer" includes both of the following:
          • a broker or dealer with whom you have a securities brokerage account; AND
          • a broker or dealer who maintains an account for a person whose trades you must report because you are deemed to be a beneficial owner.

VI.   Can there be any exceptions to the restrictions?

Yes.  The compliance officer or his or her designee, upon consultation with your manager, may grant limited exemptions to specific provisions of the Code of Ethics on a case-by-case basis.

A.    How to Request an Exemption

        Send a written request to IMCO's compliance officer detailing your situation.  IMCO's compliance officer has been designated to develop procedures reasonably designed to detect violations of this Code and to grant exemptions under certain circumstances.

B.    Factors Considered

        In considering your request, the compliance officer or his or her designee will grant your exemption request if he or she is satisfied that:
      •your request addresses an undue personal hardship imposed on you by the
           Code of Ethics;
     • your situation is not contemplated by the Code of Ethics; and
      •your exemption, if granted, would be consistent with the achievement of the objectives of the Code of Ethics.

C.    Exemption Reporting

        All exemptions granted must be reported to the Boards of Directors of the Fund.  The Board of Directors may choose to delegate the task of receiving and reviewing reports to a Committee comprised of
        Independent Directors.

VII.  Confidential Information.

 All information about Fund securities transactions, actual or contemplated, is confidential.  You must not disclose, except as required by the duties of your employment, securities transactions of Funds, actual or contemplated, or the contents of any written or oral communication, study, report or opinion concerning any security.  This does not apply to information that has already been publicly disclosed.

VIII. Conflicts of Interest.

A.    All Persons except Independent Directors

        You must receive prior written approval from IMCO or the Fund and/or the Independent Directors of the Fund, as appropriate, to do any of the following:
      •negotiate or enter into any agreement on the Fund's behalf with any business concern doing or seeking to do business with the Fund if you, or a person related to you, has a substantial interest in the business concern;
      •enter into an agreement, negotiate or otherwise do business on the
           Fund's behalf with a personal friend or a person related to you; OR
      •serve on the board of directors of, or act as consultant to, any publicly traded corporation.

B.    Independent Director

        If you are an Independent Director, you cannot serve as officer of, director of, employee of; OR consultant to any corporation or other business entity which
      •engages in an activity in competition with a Fund; OR
      •which is engaged in any activity that would create a conflict of interest with your duties
        unless you receive prior approval of the other Independent Directors.
        These prohibitions also apply to anyone who lives in the same household with you.

IX.   What happens if you violate the rules in the Code of Ethics?

You may be subject to serious penalties.

A.    The penalties which may be imposed include:

      •formal warning;
      •restriction of trading privileges;
      •disgorgement of trading profits;
      •fine; AND/OR
      •suspension or termination of employment.

B.    Penalty Factors

        The factors that may be considered when determining the appropriate penalty include, but are not limited to:
      •the harm to the interests of the Fund and/or shareholders;
      •the extent of unjust enrichment;
      •the frequency of occurrence;
      •the degree to which there is personal benefit from unique knowledge obtained through employment with the Advisors;
      •the degree of perception of a conflict of interest;
      •evidence of fraud, violation of law, or reckless disregard of a regulatory requirement; AND/OR
      • the level of accurate, honest and timely cooperation from the person subject to the Code of Ethics.
        If you have any questions about the Code of Ethics, do not hesitate to ask a member of management or Compliance.

X.    Annual Certification of Compliance with the Code

        As a condition of your employment, you will be asked to certify annually:

      •that you have read this Code of Ethics;
      • that you understand this Code of Ethics; AND
      • that you have complied with this Code of Ethics.

XI.   Regular Reporting to Fund Directors

        The management of IMCO will deliver a report to the Fund's Board of
        Directors at least annually:

      •of any violation of this Code of Ethics requiring significant sanctions;

      • outlining the results of any sub-adviser or affiliate Code of Ethics monitoring activity; AND

      • certifying that IMCO has adopted reasonable procedures necessary to prevent its access persons from violating this Code of Ethics.

XII.  Approval of this Code of Ethics

The Board of Directors, including a majority of the independent Directors, of the Fund shall approve this Code of Ethics, and any material changes subsequently made to it.

APPENDIX 1:  DEFINITIONS

1.    "Beneficial Ownership"

See "Appendix 2:  What is Beneficial Ownership?".

2.    "Code-Exempt Security"

A "code-exempt security" is a security in which you may invest without preclearing or reporting such transactions to IMCO.  The list of Code-Exempt
Securities appears in Appendix 3.

3.    "Initial Public Offering"

"Initial public offering" means an offering of securities for which a registration statement has not previously been filed with the SEC and for which there is no active public market in the shares.

4.    "Private Placement"

"Private placement" means an offering of securities in which the issuer relies on an exemption from the registration provisions of the federal securities laws, and usually involves a limited number of sophisticated investors and a restriction on resale of the securities.

5.    "Security"

A "security" includes a great number of different investment vehicles.
However, for purposes of this Code of Ethics, "security" includes any of the following:

      note,
      stock,
      treasury stock,
      bond,
      debenture,
      evidence of indebtedness,
      certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate,
      preorganization certificate or subscription,
      transferable share,
      investment contract,
      voting-trust certificate,
      certificate of deposit for a security,
      fractional undivided interest in oil, gas or other mineral rights, any put, call, straddle, option, or privilege on any security (including a certificate of deposit) or on any group or index of securities
       (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or
      in general, any interest or instrument commonly known as a "security,"
       or
      any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, future on or warrant or right to subscribe to or purchase, any of the foregoing.

APPENDIX 2:  WHAT IS "BENEFICIAL OWNERSHIP"?

 1.   Are securities held by family members "beneficially owned" by me?
                             ---------------

      Probably.  As a general rule, you are regarded as the beneficial owner of securities held in the name of
      -your spouse;
      -your minor children;
      -a relative who shares your home; OR
      -any other person IF:
        -You obtain from such securities benefits substantially similar to those of ownership.  For example, if you receive or benefit from some of the income from the securities held by your spouse, you are the beneficial owner; OR
        -You can obtain title to the securities now or in the future.

2.    Are securities held by a company I own also "beneficially owned" by me?
                             ---------

      Probably not.  Owning the securities of a company does not mean you
"beneficially own" the securities that the company itself owns.  However, you will be deemed to "beneficially own" these securities if:
        -The company is merely a medium through which you (by yourself or with others) in a small group invest or trade in securities; AND
        -The company has no other substantial business.
      In such cases, you and those who are in a position to control the company will be deemed to "beneficially own" the securities owned by the company.

3.    Are securities held in trust "beneficially owned" by me?
                          --------

      Maybe.  You are deemed to "beneficially own" securities held in trust if any of the following is true:
      -You are a trustee and either you or members of your immediate family have a vested interest in the income or corpus of the trust;
      -You have a vested beneficial interest in the trust; OR
      -You are settlor of the trust and you have the power to revoke the trust without obtaining the consent of all the beneficiaries.
As used in this section, the "immediate family" of a trustee means:
      -A son or daughter of the trustee, or a descendent of either;
      -A stepson or stepdaughter of the trustee;
      -The father or mother of the trustee, or an ancestor of either;
      -A stepfather or stepmother of the trustee; and
      -A spouse of the trustee.
For the purpose of determining whether any of the foregoing relationships exists, a legally adopted child of a person is considered a child of such person by blood.

4.    Are securities in pension or retirement plans "beneficially owned" by me?

      Probably not.  Beneficial ownership does not include indirect interest by any person in portfolio securities held by a pension or retirement plan holding securities of an issuer whose employees generally are the beneficiaries of the plan.

However, your participation in a pension or retirement plan is considered beneficial ownership of the portfolio securities if you can withdraw and trade the securities without withdrawing from the plan.

5.    Examples of Beneficial Ownership

      Securities Held by Family Members

      Example 1:  Tom and Mary are married.  Although Mary has an independent source of income from a family inheritance and segregates her funds from those of her husband, Mary contributes to the maintenance of the family home.  Tom and Mary have engaged in joint estate planning and have the same financial adviser.  Since Tom and Mary's resources are clearly significantly directed towards their common property, they shall be deemed to be the beneficial owners of each other's securities.

      Example 2:  Mike's adult son David lives in Mike's home.  David is self-supporting and contributes to household expenses.  Mike is a beneficial owner of David's securities.

      Example 3:  Joe's mother Margaret lives alone and is financially independent.  Joe has power of attorney over his mother's estate, pays all her bills and manages her investment affairs.  Joe borrows freely from
Margaret without being required to pay back funds with interest, if at all.
Joe takes out personal loans from Margaret's bank in Margaret's name, the interest from such loans being paid from Margaret's account.  Joe is a significant heir of Margaret's estate.  Joe is a beneficial owner of
Margaret's estate.

      Securities Held by a Company

      Example 4:  ABC is a holding company with five shareholders owning equal shares in the company.  Although ABC Company does no business on its own, it has several wholly-owned subsidiaries which invest in securities.  Stan is a shareholder of ABC Company.  Stan has a beneficial interest in the securities owned by ABC Company's subsidiaries.

      Securities Held in Trust

      Example 5:  John is trustee of a trust created for his two minor children.  When both of John's children reach 21, each shall receive an equal share of the corpus of the trust.  John is a beneficial owner of the trust.

      Example 6:  Jane is trustee of an irrevocable trust for her daughter.
Jane is a director of the issuer of the equity securities held by the trust.
The daughter is entitled to the income of the trust until she is 25 years old, and is then entitled to the corpus.  If the daughter dies before reaching 25, Jane is entitled to the corpus.  Jane is a beneficial owner of the trust.

      Example 7:  Tom's spouse is the beneficiary of an irrevocable trust managed by a third party investment adviser.  Tom is a beneficial owner of the trust.

APPENDIX 3:  CODE-EXEMPT SECURITIES

Because they do not pose a possibility for abuse, some securities are exempt from the Advisors' Code of Ethics.  The following is the current list of
"Code-Exempt Securities":

      -Mutual funds (open-end funds)
      -Bank Certificates of Deposit
      -U.S. government securities (such as Treasury notes, etc.)
      -Securities which are acquired through an employer-sponsored automatic payroll deduction plan
      -securities purchased through dividend reinvestment programs
      -commercial paper;
      -bankers acceptances; AND
      -Futures contracts (and option contracts) on the following:
      -Standard & Poor's 500 Index; or
      -Standard & Poor's 100 Index

We may modify this list of securities at any time, please send a written request to IMCO to request the most current list.

APPENDIX 4:  HOW DOES THE PRECLEARANCE PROCESS WORK?

After requesting pre-clearance from the compliance officer, your request is then subjected to the following test.

Step 1:  Blackout Test

      Is the security in question on the relevant Access Person, Investment or
      Portfolio Person blackout list?

If "YES", the system will send a message to you to DENY the personal trade request.

If "NO", then your request will be approved by the compliance officer.

The preclearance process can be changed at any time to ensure that the goals of the Advisors' Code of Ethics are advanced.

SCHEDULE A

THE FUNDS:
AFBA FIVE STAR FUND, INC.
O     BALANCED FUND
O     EQUITY FUND
O     HIGH YIELD FUND
O     USA GLOBAL FUND

ACKNOWLEDGMENT OF CODE OF ETHICS

I have read the Code of Ethics and agree to comply with its provisions.

______________________________
Print Name

______________________________                   ___________________
Signature                                        Date

                                                     Exhibit No. EX-99.p.2

                             JONES & BABSON, INC.
                           AFBA FIVE STAR FUND, INC.
                                 BABSON FUNDS
                                 BUFFALO FUNDS
                          INVESTORS MARK ADVISOR, LLC
                       INVESTORS MARK SERIES FUND, INC.
                                UMB SCOUT FUNDS

                                CODE OF ETHICS
                            (Revised January 2000)

    Terms which are in bold italics in the text are defined in Appendix 1.
-------------------------------------------------------------------------------

I.    Purpose of Code.

The Code of Ethics establishes rules that govern personal investment activities of the officers, directors and certain employees (or contractors)
of Jones & Babson, Inc. ("Jones & Babson"), Investors Mark Advisor, L.L.C.,
Investors Mark Series Fund, Inc. and each of the funds within the AFBA,
Babson, Buffalo and UMB Scout fund groups (the "Funds"), the names of each fund are listed on Schedule A to this Code of Ethics.

II.   Why Do We Have a Code of Ethics?

A.    We want to protect our Clients.

        We have a duty to place the interests of the shareholders of the Funds first and to avoid even the appearance of a conflict of interest.
        This is how we earn and keep the trust of Fund shareholders.  We must conduct ourselves and our personal securities transactions in a manner that does not create a conflict of interest with the Funds or their shareholders, or take unfair advantage of our relationship with them.

B.    Federal law requires that we have a Code of Ethics

        The Investment Company Act of 1940 and the Investment Advisers Act of
        1940 require that we have in place safeguards to prevent behavior and activities that might disadvantage the Funds or their shareholders.
        These safeguards are embodied in this Code of Ethics.1

1 Section 17j of the Investment Company Act of 1940 and Rule 17j-1 thereunder as revised in 1999 and Section 204A of the Investment Advisers Act of 1940
  and Rule 204-2 thereunder serve as a basis for much of what is contained in this Code of Ethics.

III.  Does the Code of Ethics Apply to You?

Yes!  All employees (including contract personnel) of Jones & Babson and the
Funds must observe the principles contained in the Code of Ethics.  Any director, officer, employee or contractor of Jones & Babson, or any Fund who is already subject to a substantially similar (as determined by Jones &
Babson's compliance officer) Code of Ethics because of their association with a separate company, will not be subject to this Code of Ethics.

 There are different categories of restrictions on personal investing activities.  The category in which you have been placed generally depends on your job function, although unique circumstances may prompt us to place you in a different category.  The range of categories is as follows:

----------------------------------------------------------------------------------
Fewest Restrictions                                            Most Restrictions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Non-Access Person    Access Person    Investment Person       Portfolio Person
----------------------------------------------------------------------------------

In addition, there is a fifth category for the Independent Directors of the
Funds.  The standard profiles for each of the categories is described below:

A.    Portfolio Persons.

        Portfolio Persons are those employees entrusted with direct responsibility and authority to make investment decisions affecting one or more Funds.

B.    Investment Persons.

        Investment Persons are financial analysts, investment analysts, traders and other employees who provide information or advice to a portfolio management team or who help execute the portfolio management team's decisions.

C.    Access Persons.

        You are an Access Person if, as part of your job, you do any of the following:
        -participate in the purchase or sale of securities for Fund portfolios;
        -perform a function which relates to the making of recommendations with respect to such purchases or sales of securities for Fund
           portfolios; OR
        -have the ability to obtain information regarding the purchase or sale of securities for Fund portfolios.

        In addition, you are an Access Person if you are any of the following:
        -an officer or "interested" director of any Fund; OR
        -an officer or director of Jones & Babson, Inc.

        As an Access Person, if you know that during the 5 days immediately preceding or after the date of your transaction, the same security was
        (1) held by one or more Fund and was being considered for sale, or (2)
        being considered for purchase by one or more Fund, you must preclear your personal security transaction requests in accordance with Section
        IV A.

D.    Non-Access Persons.

        If you are an officer, director, or employee of any contractor, for a
        Fund or for Jones & Babson, or if you are an employee of a Fund or
        Jones & Babson AND you do not fit into any of the above categories, you are a Non-Access Person.  Because you normally do not have access to or receive confidential information about Fund portfolios, you are subject only to Sections V(C), VI, VII, VIII, IX and X of this Code of
        Ethics.

E.    Independent Directors.

        If you are a director of a Fund and are not an "interested" director as defined in the Investment Company Act of 1940 ("Independent
        Director"), you are subject only to Sections II, VII, VIII and IX of this Code of Ethics.  However, if you know, or in the ordinary course of fulfilling your official duties as an Independent Director should know, that during the 15 days immediately preceding or after the date of your transaction, the same security was (1) purchased or sold by one or more Fund, or (2) was being considered for purchase or sale by one or more Fund, you will be considered an Access Person for the purpose of trading in that security, and you must comply with all the requirements applicable to Access Persons.

IV.   Restrictions on Personal Investing Activities.

A.    Investment and Portfolio Persons Preclearance of Personal Securities
Transactions.

        Before either of the following things happen:
         -the purchase or sale of a security for your own account; OR
         -the purchase or sale of a security for an account for which you are a beneficial owner
        you must follow the following preclearance procedures:

      1.   Preclear the transaction with Jones & Babson's Compliance Officer.

            E-mail your request to GCOOKE@JONES&BABSON.COM or fill out a
                                   -----------------------
            pre-clearance request form, and provide the following information:

                -Issuer name;
                -Ticker symbol or CUSIP number;
                -Type of security (stock, bond, note, etc.);
                -Maximum expected dollar amount of proposed transaction; AND
                -Nature of transaction (purchase or sale)

      2.   If you receive preclearance for the transaction2:

            You have 5 business days to execute your transaction.

2 How does Jones & Babson determine whether to approve or deny your preclearance request?  See Appendix 4 for a description of the process.

B.    Investment and Portfolio Persons: Additional Restrictions.

      1.   Initial Public Offerings.

            You cannot acquire securities issued in an initial public offering.

      2.   Private Placements.

            Before you acquire any securities in a private placement, you must obtain written approval from Jones & Babson's compliance
            officer6.  Once you receive approval, you cannot participate in any subsequent consideration of an investment in that issuer for any of the Funds.

      3.   Short-Term Trading Profits.

            You cannot profit from any purchase and sale, or sale and
            purchase, of the same (or equivalent) securities within sixty (60)
            calendar days.

C.    Portfolio Persons:  Blackout Period.

        If you are a Portfolio Person, you may not purchase or sell a security within seven (7) days before and after a Fund that you manage executes a trade in that security.

V.    Reporting Requirements.

A.    Disclosure of Personal Securities Holdings
      [Access, Investment and Portfolio Persons]

        Upon commencement of employment or acquisition of Access Person status, whichever is sooner, and annually thereafter, you must report all securities holdings to the compliance officer.  Your initial holdings report is due no later than 10 days after you are designated an Access Person while your annual holdings report is due no later than 30 days after year end.  The report must include all securities beneficially owned by you (including securities owned by certain family members), except for code-exempt securities.

B.    Quarterly Report of Securities Transactions
      [Access, Investment and Portfolio Persons]

        Each quarter you must report the purchase or sale of a security in which you have (or will have) any direct or indirect beneficial ownership.  This may include securities owned by certain family members.  See Appendix 2 for details.  (You do not need to report transactions in code-exempt securities.)  Jones & Babson will provide you with a form of report.  You must file your report no later than 10 days after the end of each calendar quarter.

        On the report you must state whether you have engaged in a securities transaction during the quarter, and if so provide the following information about each transaction:

3 If you are the compliance officer, you must receive your approval from the
  President.

      The date of the transaction, the description and number of shares, and the principal amount of each security involved;
      The nature of the transaction, that is, purchase, sale or any other type of acquisition or disposition;
      The transaction price; AND
      The name of the broker, dealer or bank through whom the transaction was effected.

C.    Duplicate Confirmations
      [Non-Access (except Independent Directors), Access, Investment and
      Portfolio Persons].

        You must instruct your broker-dealer to send duplicate confirmations of all transactions (excluding transactions in code-exempt securities)
        in such accounts to:
                     Jones & Babson Inc.
                     BMA Tower, 700 Karnes Blvd.
                     Kansas City, MO 64108-3306
                     Attention:  Compliance Officer
        Please note that "your broker-dealer" includes both of the following:
      a broker or dealer with whom you have a securities brokerage account; AND a broker or dealer who maintains an account for a person whose trades you must report because you are deemed to be a beneficial owner.

VI.   Can there be any exceptions to the restrictions?

Yes.  The compliance officer or his or her designee, upon consultation with your manager, may grant limited exemptions to specific provisions of the Code of Ethics on a case-by-case basis.

A.    How to Request an Exemption

        Send a written request to Jones & Babson compliance officer detailing your situation.  The Jones & Babson compliance officer has been designated to develop procedures reasonably designed to detect violations of this Code and to grant exemptions under certain circumstances.

B.    Factors Considered

        In considering your request, the compliance officer or his or her designee will grant your exemption request if he or she is satisfied that:
        - your request addresses an undue personal hardship imposed on you by the
           Code of Ethics;
        - your situation is not contemplated by the Code of Ethics; and
        - your exemption, if granted, would be consistent with the achievement of the objectives of the Code of Ethics.

C.    Exemption Reporting

        All exemptions granted must be reported to the Boards of Directors of the Funds.  The Boards of Directors may choose to delegate the task of receiving and reviewing reports to a Committee comprised of
        Independent Directors.

VII.  Confidential Information.

All information about Fund securities transactions, actual or contemplated, is confidential.  You must not disclose, except as required by the duties of your employment, securities transactions of Funds, actual or contemplated, or the contents of any written or oral communication, study, report or opinion concerning any security.  This does not apply to information which has already been publicly disclosed.

VIII. Conflicts of Interest.

A.    All Persons except Independent Directors

        You must receive prior written approval from Jones & Babson or the
        Funds and/or the Independent Directors of the Funds, as appropriate, to do any of the following:
        -  negotiate or enter into any agreement on the Fund's behalf with any business concern doing or seeking to do business with the Fund if you, or a person related to you, has a substantial interest in the business concern;
        -  enter into an agreement, negotiate or otherwise do business on the
           Fund's behalf with a personal friend or a person related to you; OR
        -  serve on the board of directors of, or act as consultant to, any publicly traded corporation.

B.    Independent Director

        If you are an Independent Director, you cannot serve as officer of, director of, employee of; OR consultant to any corporation or other business entity which
        -  engages in an activity in competition with a Fund; OR
        -  which is engaged in any activity that would create a conflict of interest with your duties

        unless you receive prior approval of the other Independent Directors.
        These prohibitions also apply to anyone who lives in the same household with you.

IX.   What happens if you violate the rules in the Code of Ethics?

You may be subject to serious penalties.

A.    The penalties which may be imposed include:

      -formal warning;
      -restriction of trading privileges;

      -disgorgement of trading profits;
      -fine; AND/OR
      -suspension or termination of employment.

B.    Penalty Factors

        The factors which may be considered when determining the appropriate penalty include, but are not limited to:

        -the harm to the interests of the Funds and/or shareholders;
        -the extent of unjust enrichment;
        -the frequency of occurrence;
        -the degree to which there is personal benefit from unique knowledge obtained through employment with the Advisors;
        -the degree of perception of a conflict of interest;
        -evidence of fraud, violation of law, or reckless disregard of a regulatory requirement; AND/OR
        -the level of accurate, honest and timely cooperation from the person subject to the Code of Ethics.

        If you have any questions about the Code of Ethics, do not hesitate to ask a member of management or Compliance.

X.    Annual Certification of Compliance with the Code

As a condition of your employment, you will be asked to certify annually:

      -that you have read this Code of Ethics;
      -that you understand this Code of Ethics; AND
      -that you have complied with this Code of Ethics.

XI.   Regular Reporting to Fund Directors

The management of Jones & Babson and the Funds will deliver reports to the
Board of Directors of each Fund at least annually:

      •of any violation of this Code of Ethics requiring significant sanctions;

      •outlining the results of any sub-adviser or affiliate Code of Ethics monitoring activity; AND

      •certifying that Jones & Babson has adopted reasonable procedures necessary to prevent its access persons from violating this Code of
       Ethics.

XIII. Approval of this Code of Ethics

The Board of Directors, including a majority of the independent Directors, of each Fund shall approve this Code of Ethics, and any material changes subsequently made to it.

APPENDIX 1:  DEFINITIONS

1.    "Beneficial Ownership"

See "Appendix 2:  What is Beneficial Ownership?"

2.    "Code-Exempt Security"

A "code-exempt security" is a security in which you may invest without preclearing or reporting such transactions with Jones & Babson.  The list of
Code-Exempt Securities appears in Appendix 3.

3.    "Initial Public Offering"

"Initial public offering" means an offering of securities for which a registration statement has not previously been filed with the SEC and for which there is no active public market in the shares.

4.    "Private Placement"

"Private placement" means an offering of securities in which the issuer relies on an exemption from the registration provisions of the federal securities laws, and usually involves a limited number of sophisticated investors and a restriction on resale of the securities.

5.    "Security"

A "security" includes a great number of different investment vehicles.
However, for purposes of this Code of Ethics, "security" includes any of the following:

      note,
      stock,
      treasury stock,
      bond,
      debenture,
      evidence of indebtedness,
      certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate,
      preorganization certificate or subscription,
      transferable share,
      investment contract,
      voting-trust certificate,
      certificate of deposit for a security,
      fractional undivided interest in oil, gas or other mineral rights, any put, call, straddle, option, or privilege on any security (including a certificate of deposit) or on any group or index of securities
       (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or
      in general, any interest or instrument commonly known as a "security,"
       or
      any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, future on or warrant or right to subscribe to or purchase, any of the foregoing.

APPENDIX 2:  WHAT IS "BENEFICIAL OWNERSHIP"?

1.    Are securities held by family members "beneficially owned" by me?
                             ---------------

Probably.  As a general rule, you are regarded as the beneficial owner of securities held in the name of

      your spouse;
      your minor children;
      a relative who shares your home; OR
      any other person IF:

         You obtain from such securities benefits substantially similar to those of ownership.  For example, if you receive or benefit from some of the income from the securities held by your spouse, you are the beneficial owner; OR
         You can obtain title to the securities now or in the future.

2.    Are securities held by a company I own also "beneficially owned" by me?
                             ---------

Probably not.  Owning the securities of a company does not mean you
"beneficially own" the securities that the company itself owns.  However, you will be deemed to "beneficially own" these securities if:

      The company is merely a medium through which you (by yourself or with others) in a small group invest or trade in securities; AND
      The company has no other substantial business.

In such cases, you and those who are in a position to control the company will be deemed to "beneficially own" the securities owned by the company.

3.    Are securities held in trust "beneficially owned" by me?
                          --------

Maybe.  You are deemed to "beneficially own" securities held in trust if any of the following is true:

      You are a trustee and either you or members of your immediate family have a vested interest in the income or corpus of the trust;
      You have a vested beneficial interest in the trust; OR
      You are settlor of the trust and you have the power to revoke the trust without obtaining the consent of all the beneficiaries.

    As used in this section, the "immediate family" of a trustee means:
      A son or daughter of the trustee, or a descendent of either;
      A stepson or stepdaughter of the trustee;
      The father or mother of the trustee, or an ancestor of either;
      A stepfather or stepmother of the trustee; and
      A spouse of the trustee.

For the purpose of determining whether any of the foregoing relationships exists, a legally adopted child of a person is considered a child of such person by blood.

4.    Are securities in pension or retirement plans "beneficially owned" by me?

Probably not.  Beneficial ownership does not include indirect interest by any person in portfolio securities held by a pension or retirement plan holding securities of an issuer whose employees generally are the beneficiaries of the plan.

However, your participation in a pension or retirement plan is considered beneficial ownership of the portfolio securities if you can withdraw and trade the securities without withdrawing from the plan.

5.    Examples of Beneficial Ownership

      Securities Held by Family Members

      Example 1:  Tom and Mary are married.  Although Mary has an independent source of income from a family inheritance and segregates her funds from those of her husband, Mary contributes to the maintenance of the family home.  Tom and Mary have engaged in joint estate planning and have the same financial adviser.  Since Tom and Mary's resources are clearly significantly directed towards their common property, they shall be deemed to be the beneficial owners of each other's securities.

      Example 2:  Mike's adult son David lives in Mike's home.  David is self-supporting and contributes to household expenses.  Mike is a beneficial owner of David's securities.

      Example 3:  Joe's mother Margaret lives alone and is financially independent.  Joe has power of attorney over his mother's estate, pays all her bills and manages her investment affairs.  Joe borrows freely from
Margaret without being required to pay back funds with interest, if at all.
Joe takes out personal loans from Margaret's bank in Margaret's name, the interest from such loans being paid from Margaret's account.  Joe is a significant heir of Margaret's estate.  Joe is a beneficial owner of
Margaret's estate.

      Securities Held by a Company

      Example 4:  ABC is a holding company with five shareholders owning equal shares in the company.  Although ABC Company does no business on its own, it has several wholly-owned subsidiaries which invest in securities.  Stan is a shareholder of ABC Company.  Stan has a beneficial interest in the securities owned by ABC Company's subsidiaries.

      Securities Held in Trust

      Example 5:  John is trustee of a trust created for his two minor children.  When both of John's children reach 21, each shall receive an equal share of the corpus of the trust.  John is a beneficial owner of the trust.

      Example 6:  Jane is trustee of an irrevocable trust for her daughter.
Jane is a director of the issuer of the equity securities held by the trust.
The daughter is entitled to the income of the trust until she is 25 years old, and is then entitled to the corpus.  If the daughter dies before reaching 25, Jane is entitled to the corpus.  Jane is a beneficial owner of the trust.

      Example 7:  Tom's spouse is the beneficiary of an irrevocable trust managed by a third party investment adviser.  Tom is a beneficial owner of the trust.

GC 01/17/2000                                            Appendix 3
APPENDIX 3:  CODE-EXEMPT SECURITIES

Because they do not pose a possibility for abuse, some securities are exempt from the Advisors' Code of Ethics.  The following is the current list of
"Code-Exempt Securities":

      -Mutual funds (open-end funds)
      -Bank Certificates of Deposit
      -U.S. government securities (such as Treasury notes, etc.)
      -Securities which are acquired through an employer-sponsored automatic payroll deduction plan
      -securities purchased through dividend reinvestment programs
      -commercial paper;
      -bankers acceptances; AND
      -Futures contracts (and option contracts) on the following:
      -Standard & Poor's 500 Index; or
      -Standard & Poor's 100 Index

We may modify this list of securities at any time, please send a written request to Jones & Babson to request the most current list.

APPENDIX 4:  HOW DOES THE PRECLEARANCE PROCESS WORK?

After requesting pre-clearance from the compliance officer, your request is then subjected to the following test.

Step 1:  Blackout Test

      -Is the security in question on the relevant Access Person, Investment or
       Portfolio Person blackout list?

If "YES", the system will send a message to you to DENY the personal trade request.

If "NO", then your request will be approved by the compliance officer.

The preclearance process can be changed at any time to ensure that the goals of the Advisors' Code of Ethics are advanced.

SCHEDULE A

THE FUNDS:
AFBA FIVE STAR FUND, INC.
D.L.  BABSON BOND TRUST
BABSON ENTERPRISE FUND, INC.
BABSON ENTERPRISE FUND II, INC.
DAVID L. BABSON GROWTH FUND, INC.
SHADOW STOCK FUND, INC.
BABSON VALUE FUND, INC.
D.L. BABSON MONEY MARKET FUND, INC.
D.L. BABSON TAX-FREE INCOME FUND, INC.
BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
BUFFALO BALANCED FUND, INC.
BUFFALO EQUITY FUND, INC.
BUFFALO SMALL CAP FUND, INC.
BUFFALO USA GLOBAL FUND, INC.
BUFFALO HIGH YIELD FUND, INC.
INVESTORS MARK SERIES FUND, INC.
UMB SCOUT CAPITAL PRESERVATION FUND, INC.
UMB SCOUT WORLDWIDE FUND
UMB SCOUT WORLDWIDE SELECT FUND
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
UMB SCOUT STOCK FUND
UMB SCOUT STOCK SELECT FUND
UMB SCOUT REGIONAL FUND, INC.
UMB SCOUT BOND FUND, INC.
UMB SCOUT MONEY MARKET FUND, INC.
UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
UMB SCOUT BALANCED FUND, INC.
UMB SCOUT EQUITY INDEX FUND
UMB SCOUT TECHNOLOGY FUND

ACKNOWLEDGMENT OF CODE OF ETHICS

I have read the Code of Ethics and agree to comply with its provisions.

______________________________
Print Name

______________________________                   _____________________
Signature                                        Date

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                                                     Exhibit No. EX-99.p.3

                      KORNITZER CAPITAL MANAGEMENT, INC.

                                CODE OF ETHICS
                            (Revised January 2000)

    Terms which are in bold italics in the text are defined in Appendix 1.
-------------------------------------------------------------------------------

I.    Purpose of Code.

The Code of Ethics establishes rules that govern personal investment activities of the officers, directors and certain employees (or contractors)
of Kornitzer Capital Management, Inc. (KCM).

II.   Why Do We Have a Code of Ethics?

A.    We want to protect our Clients.

        We have a duty to place the interests of our clients and fund shareholders first and to avoid even the appearance of a conflict of interest.  This is how we earn and keep the trust of our clients and fund shareholders. We must conduct ourselves and our personal securities transactions in a manner that does not create a conflict of interest with our clients and fund shareholders, or take unfair advantage of our relationship with them.

B.    Federal law requires that we have a Code of Ethics

        The Investment Company Act of 1940 and the Investment Advisers Act of
        1940 require that we have in place safeguards to prevent behavior and activities that might disadvantage our clients, the Funds or their shareholders.  These safeguards are embodied in this Code of Ethics.1

1 Section 17j of the Investment Company Act of 1940 and Rule 17j-1 thereunder as revised in 1999 and Section 204A of the Investment Advisers Act of 1940
  and Rule 204-2 thereunder serve as a basis for much of what is contained in this Code of Ethics.

III.  Does the Code of Ethics Apply to You?

Yes!  All employees (including contract personnel) of KCM must observe the principles contained in the Code of Ethics.  Any director, officer, employee or contractor of KCM who is already subject to a substantially similar Code of Ethics because of their association with a separate company, will not be subject to this Code of Ethics.

 There are different categories of restrictions on personal investing activities.  The category in which you have been placed generally depends on your job function, although unique circumstances may prompt us to place you in a different category.  The range of categories is as follows:

--------------------------------------------------------------------------------
 Fewest Restrictions                                          Most Restrictions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Non-Access Person    Access Person    Investment Person       Portfolio Person
--------------------------------------------------------------------------------

The standard profiles for each of the categories is described below:

A.    Portfolio Persons.

        Portfolio Persons are those employees entrusted with direct responsibility and authority to make investment decisions affecting clients assets and mutual funds managed by KCM.

B.    Investment Persons.

        Investment Persons are financial analysts, investment analysts, traders and other employees who provide information or advice to a portfolio management team or who help execute the portfolio management team's decisions.

C.    Access Persons.

        You are an Access Person if, as part of your job, you do any of the following:
          -participate in the purchase or sale of securities for client or Fund portfolios;
          -perform a function which relates to the making of recommendations with respect to such purchases or sales of securities for client or Fund portfolios; OR
          -have the ability to obtain information regarding the purchase or sale of securities for client or Fund portfolios.

      In addition, you are an Access Person if you are any of the following:
          -an officer or director of KCM.

        As an Access Person, if you know that during the 5 days immediately preceding or after the date of your transaction, the same security was
        (1) held by one or more Fund and was being considered for sale, or (2)
        being considered for purchase by one or more Fund, you must preclear your personal security transaction requests in accordance with Section
        IV A.

D.    Non-Access Persons.

        If you are an officer, director, or employee of any contractor, for
        KCM AND you do not fit into any of the above categories, you are a
        Non-Access Person.  Because you normally do not have access to or receive confidential information about Fund portfolios, you are subject only to Sections V(C), VI, VII, VIII, IX and X of this Code of
        Ethics.

IV.   Restrictions on Personal Investing Activities.

A.    Investment and Portfolio Persons Preclearance of Personal Securities
Transactions.

        Before either of the following things happen:
          -the purchase or sale of a security for your own account; OR
          -the purchase or sale of a security for an account for which you are a beneficial owner
        you must follow the following preclearance procedures:

      1.   Preclear the transaction with KCM's Compliance Officer.

      2.    If you receive preclearance for the transaction2:

            You have 5 business days to execute your transaction.

B.    Investment and Portfolio Persons: Additional Restrictions.

      1.   Initial Public Offerings.

            You cannot acquire securities issued in an initial public offering.

      2.   Private Placements.

            Before you acquire any securities in a private placement, you must obtain written approval from KCM's compliance officer3.  Once you receive approval, you cannot participate in any subsequent consideration of an investment in that issuer for any of the Funds.

      3.   Short-Term Trading Profits.

            You cannot profit from any purchase and sale, or sale and
            purchase, of the same (or equivalent) securities within sixty (60)
            calendar days.

C.    Portfolio Persons:  Blackout Period.

        If you are a Portfolio Person, you may not purchase or sell a security within seven (7) days before and after a Fund that you manage executes a trade in that security.

2 How does KCM determine whether to approve or deny your preclearance request?  See Appendix 4 for a description of the process.

3 If you are the compliance officer, you must receive your approval from the
President.

V.    Reporting Requirements.

A.    Disclosure of Personal Securities Holdings
      [Access, Investment and Portfolio Persons]

        Upon commencement of employment or acquisition of Access Person status, whichever is sooner, and annually thereafter, you must report all securities holdings to the compliance officer.  Your initial holdings report is due no later than 10 days after you are designated an Access Person while your annual holdings report is due no later than 30 days after year end.  The report must include all securities beneficially owned by you (including securities owned by certain family members), except for code-exempt securities.

B.    Quarterly Report of Securities Transactions
      [Access, Investment and Portfolio Persons]

        Each quarter you must report the purchase or sale of a security in which you have (or will have) any direct or indirect beneficial ownership.  This may include securities owned by certain family members.  See Appendix 2 for details.  (You do not need to report transactions in code-exempt securities.)  KCM will provide you with a form of report.  You must file your report no later than 10 days after the end of each calendar quarter.

        On the report you must state whether you have engaged in a securities transaction during the quarter, and if so provide the following information about each transaction:
          -The date of the transaction, the description and number of shares, and the principal amount of each security involved;
          -The nature of the transaction, that is, purchase, sale or any other type of acquisition or disposition;
          -The transaction price; AND
          -The name of the broker, dealer or bank through whom the transaction was effected.

C.   Duplicate Confirmations [Non-Access (except Independent Directors),
     Access, Investment and Portfolio Persons].

        You must instruct your broker-dealer to send duplicate confirmations of all transactions (excluding transactions in code-exempt securities) in such accounts to:

                     Kornitzer Capital Management
                     5420 W 61st Place
                     Shawnee Mission, KS  66205
                     Attention:  Compliance Officer

        Please note that "your broker-dealer" includes both of the following:

      -a broker or dealer with whom you have a securities brokerage account; AND
      -a broker or dealer who maintains an account for a person whose trades you must report because you are deemed to be a beneficial owner.

VI.   Can there be any exceptions to the restrictions?

Yes.  The compliance officer or his or her designee, upon consultation with your manager, may grant limited exemptions to specific provisions of the Code of Ethics on a case-by-case basis.

A.    How to Request an Exemption

        Send a written request to KCM compliance officer detailing your situation.  The KCM compliance officer has been designated to develop procedures reasonably designed to detect violations of this Code and to grant exemptions under certain circumstances.

B.    Factors Considered

        In considering your request, the compliance officer or his or her designee will grant your exemption request if he or she is satisfied that:
          -your request addresses an undue personal hardship imposed on you by the
           Code of Ethics;
          -your situation is not contemplated by the Code of Ethics; and
          -your exemption, if granted, would be consistent with the achievement of the objectives of the Code of Ethics.

C.    Exemption Reporting

        All exemptions granted must be reported to the Boards of Directors of the Funds managed by KCM.  The Boards of Directors may choose to delegate the task of receiving and reviewing reports to a Committee comprised of Independent Directors.

VII.  Confidential Information.

All information about client and Fund securities transactions, actual or contemplated, is confidential.  You must not disclose, except as required by the duties of your employment, securities transactions of clients and Funds, actual or contemplated, or the contents of any written or oral communication, study, report or opinion concerning any security.  This does not apply to information which has already been publicly disclosed.

VIII. Conflicts of Interest.

A.    All Persons except Independent Directors

        You must receive prior written approval from KCM and/or the
        Independent Directors of the Funds managed by KCM, as appropriate, to do any of the following:

          -negotiate or enter into any agreement on the company's or a Fund's behalf with any business concern doing or seeking to do business with the company or Fund if you, or a person related to you, has a substantial interest in the business concern;
          -enter into an agreement, negotiate or otherwise do business on the company's or Fund's behalf with a personal friend or a person related to you; OR
          -serve on the board of directors of, or act as consultant to, any publicly traded corporation.

IX.   What happens if you violate the rules in the Code of Ethics?

You may be subject to serious penalties.

A.    The penalties which may be imposed include:

      formal warning;
      restriction of trading privileges;
      disgorgement of trading profits;
      fine; AND/OR
      suspension or termination of employment.

B.    Penalty Factors

      The factors which may be considered when determining the appropriate penalty include, but are not limited to:
      -the harm to the interests of the clients, Funds and/or shareholders;
      -the extent of unjust enrichment;
      -the frequency of occurrence;
      -the degree to which there is personal benefit from unique knowledge obtained through employment with the company;
      -the degree of perception of a conflict of interest;
      -evidence of fraud, violation of law, or reckless disregard of a regulatory requirement; AND/OR
      -the level of accurate, honest and timely cooperation from the person subject to the Code of Ethics.

        If you have any questions about the Code of Ethics, do not hesitate to ask a member of management or Compliance.

X.    Annual Certification of Compliance with the Code

As a condition of your employment, you will be asked to certify annually:
      -that you have read this Code of Ethics;
      -that you understand this Code of Ethics; AND
      -that you have complied with this Code of Ethics.

XI.   Regular Reporting to Fund Directors

The management of KCM and the Funds will deliver reports to the Board of
Directors of each Fund at least annually:

      -of any violation of this Code of Ethics requiring significant sanctions;

      -outlining the results of any sub-adviser or affiliate Code of Ethics monitoring activity; AND

      -certifying that KCM has adopted reasonable procedures necessary to prevent its access persons from violating this Code of Ethics.

XIV.  Approval of this Code of Ethics

The Board of Directors, including a majority of the independent Directors, of each Fund managed by KCM shall approve this Code of Ethics, and any material changes subsequently made to it.

--------

APPENDIX 1:  DEFINITIONS

1.    "Beneficial Ownership"

See "Appendix 2:  What is Beneficial Ownership?"

2.    "Code-Exempt Security"

A "code-exempt security" is a security in which you may invest without preclearing or reporting such transactions with KCM.  The list of Code-Exempt
Securities appears in Appendix 3.

3.    "Initial Public Offering"

"Initial public offering" means an offering of securities for which a registration statement has not previously been filed with the SEC and for which there is no active public market in the shares.

4.    "Private Placement"

"Private placement" means an offering of securities in which the issuer relies on an exemption from the registration provisions of the federal securities laws, and usually involves a limited number of sophisticated investors and a restriction on resale of the securities.

5.    "Security"

A "security" includes a great number of different investment vehicles.
However, for purposes of this Code of Ethics, "security" includes any of the following:
      note,
      stock,
      treasury stock,
      bond,
      debenture,
      evidence of indebtedness,
      certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate,
      preorganization certificate or subscription,
      transferable share,
      investment contract,
      voting-trust certificate,
      certificate of deposit for a security,
      fractional undivided interest in oil, gas or other mineral rights, any put, call, straddle, option, or privilege on any security (including a certificate of deposit) or on any group or index of securities
       (including any interest therein or based on the value thereof), or any put, call, straddle, option, or privilege entered into on a national securities exchange relating to foreign currency, or
      in general, any interest or instrument commonly known as a "security,"
       or
      any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, future on or warrant or right to subscribe to or purchase, any of the foregoing.

APPENDIX 2:  WHAT IS "BENEFICIAL OWNERSHIP"?

1.    Are securities held by family members "beneficially owned" by me?
                             ---------------
      Probably.  As a general rule, you are regarded as the beneficial owner of securities held in the name of

      your spouse;
      your minor children;
      a relative who shares your home; OR
      any other person IF:
         You obtain from such securities benefits substantially similar to those of ownership.  For example, if you receive or benefit from some of the income from the securities held by your spouse, you are the beneficial owner; OR
         You can obtain title to the securities now or in the future.

2.    Are securities held by a company I own also "beneficially owned" by me?
                             ---------
      Probably not.  Owning the securities of a company does not mean you
"beneficially own" the securities that the company itself owns.  However, you will be deemed to "beneficially own" these securities if:

      -The company is merely a medium through which you (by yourself or with others) in a small group invest or trade in securities; AND
      -The company has no other substantial business.

      In such cases, you and those who are in a position to control the company will be deemed to "beneficially own" the securities owned by the company.

3.    Are securities held in trust "beneficially owned" by me?
                          --------
      Maybe.  You are deemed to "beneficially own" securities held in trust if any of the following is true:

      -You are a trustee and either you or members of your immediate family have a vested interest in the income or corpus of the trust;
      -You have a vested beneficial interest in the trust; OR
      -You are settlor of the trust and you have the power to revoke the trust without obtaining the consent of all the beneficiaries.

  As used in this section, the "immediate family" of a trustee means:
       A son or daughter of the trustee, or a descendent of either;
       A stepson or stepdaughter of the trustee;
       The father or mother of the trustee, or an ancestor of either;
       A stepfather or stepmother of the trustee; and
       A spouse of the trustee.

       For the purpose of determining whether any of the foregoing relationships exists, a legally adopted child of a person is considered a child of such person by blood.

4.    Are securities in pension or retirement plans "beneficially owned" by me?
      Probably not.  Beneficial ownership does not include indirect interest by any person in portfolio securities held by a pension or retirement plan holding securities of an issuer whose employees generally are the beneficiaries of the plan.

However, your participation in a pension or retirement plan is considered beneficial ownership of the portfolio securities if you can withdraw and trade the securities without withdrawing from the plan.

5.    Examples of Beneficial Ownership

Securities Held by Family Members

      Example 1:  Tom and Mary are married.  Although Mary has an independent source of income from a family inheritance and segregates her funds from those of her husband, Mary contributes to the maintenance of the family home.  Tom and Mary have engaged in joint estate planning and have the same financial adviser.  Since Tom and Mary's resources are clearly significantly directed towards their common property, they shall be deemed to be the beneficial owners of each other's securities.

      Example 2:  Mike's adult son David lives in Mike's home.  David is self-supporting and contributes to household expenses.  Mike is a beneficial owner of David's securities.

      Eample 3:  Joe's mother Margaret lives alone and is financially independent.  Joe has power of attorney over his mother's estate, pays all her bills and manages her investment affairs.  Joe borrows freely from
Margaret without being required to pay back funds with interest, if at all.
Joe takes out personal loans from Margaret's bank in Margaret's name, the interest from such loans being paid from Margaret's account.  Joe is a significant heir of Margaret's estate.  Joe is a beneficial owner of
Margaret's estate.

Securities Held by a Company

      Example 4:  ABC is a holding company with five shareholders owning equal shares in the company.  Although ABC Company does no business on its own, it has several wholly-owned subsidiaries which invest in securities.  Stan is a shareholder of ABC Company.  Stan has a beneficial interest in the securities owned by ABC Company's subsidiaries.

Securities Held in Trust

      Example 5:  John is trustee of a trust created for his two minor children.  When both of John's children reach 21, each shall receive an equal share of the corpus of the trust.  John is a beneficial owner of the trust.

      Example 6:  Jane is trustee of an irrevocable trust for her daughter.
Jane is a director of the issuer of the equity securities held by the trust.
The daughter is entitled to the income of the trust until she is 25 years old, and is then entitled to the corpus.  If the daughter dies before reaching 25, Jane is entitled to the corpus.  Jane is a beneficial owner of the trust.

      Example 7:  Tom's spouse is the beneficiary of an irrevocable trust managed by a third party investment adviser.  Tom is a beneficial owner of the trust.

APPENDIX 3:  CODE-EXEMPT SECURITIES

Because they do not pose a possibility for abuse, some securities are exempt from the Advisors' Code of Ethics.  The following is the current list of
"Code-Exempt Securities":

      Mutual funds (open-end funds)
      Bank Certificates of Deposit
      U.S. government securities (such as Treasury notes, etc.)
      Securities which are acquired through an employer-sponsored automatic payroll deduction plan
      securities purchased through dividend reinvestment programs commercial paper;
      bankers acceptances; AND
      Futures contracts (and option contracts) on the following:
          Standard & Poor's 500 Index; or
          Standard & Poor's 100 Index

We may modify this list of securities at any time, please send a written request to KCM to request the most current list.

APPENDIX 4:  HOW DOES THE PRECLEARANCE PROCESS WORK?

After requesting pre-clearance from the compliance officer, your request is then subjected to the following test.

Step 1:  Blackout Test
      Is the security in question on the relevant Access Person, Investment or
      Portfolio Person blackout list?

If "YES", the compliance officer will DENY the personal trade request.

If "NO", then your request will be approved by the compliance officer.

The preclearance process can be changed at any time to ensure that the goals of the Advisors' Code of Ethics are advanced.

ACKNOWLEDGMENT OF CODE OF ETHICS

I have read the Code of Ethics and agree to comply with its provisions.

__________________________
Print Name

__________________________                       ____________________
Signature                                        Date

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